UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                    Investment Fund Act file number 811-04719

                           The Gabelli Westwood Funds
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                           ------------------

                   Date of fiscal year end: September 30, 2004
                                           --------------------

                    Date of reporting period: March 31, 2004
                                             ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Fund Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI WESTWOOD FUNDS
================================================================================

                      EQUITY FUND                              SMALLCAP EQUITY FUND
                      BALANCED FUND                            REALTY FUND
                      INTERMEDIATE BOND FUND                   MIGHTY MITES SM FUND

                      CLASS AAA SHARES                                         CLASS A SHARES
       ---------------------------------------------------    -------------------------------------------------
      Average Annual Returns -- March 31, 2004 (a)(e)         Average Annual Returns -- March 31, 2004 (a)(b)(e)

                                                  Since                                               Since
                      1 Year   5 Year   10 Year Inception           1 Year      5 Year    10 Year   Inception
                    --------------------------------------    -------------------------------------------------
Equity .............. 30.61%    3.20%    11.95%  11.60%              25.11%      2.09%     11.18%    11.14%
Balanced ............ 19.94     4.62     10.46   10.56               14.80       3.50       9.73      9.89
Intermediate Bond ...  3.14     6.19      6.45    6.57               (1.08)      5.28       6.00      6.20
SmallCap Equity ..... 26.64    (1.49)       --    4.60               21.34      (2.35)        --      3.90
Realty .............. 45.94    17.68        --   10.22               39.70      16.57         --      9.41
Mighty Mites SM ..... 34.95    14.93        --   14.47               29.21      13.85         --     13.56

                       CLASS B SHARES                                          CLASS C SHARES
    ------------------------------------------          ----------------------------------------
     Average Annual Returns -- March 31, 2004 (a)(c)(e)       Average Annual Returns -- March 31, 2004 (a)(d)(e)

                                                  Since                                               Since
                      1 Year   5 Year   10 Year Inception           1 Year      5 Year    10 Year   Inception
                    --------------------------------------    -------------------------------------------------
Equity .............. 25.26%    2.65%    11.52%  11.34%              28.74%      2.69%     11.51%    11.33%
Balanced ............ 14.68     3.99     10.05   10.15               18.20       4.22      10.11     10.20
Intermediate Bond ... (1.51)    5.47      6.19    6.36                3.10       6.08       6.40      6.53
SmallCap Equity ..... 22.32    (2.20)       --    4.29               25.43      (1.63)        --      4.49
Realty .............. 41.22    17.22        --   10.03               44.66      17.57         --     10.14
Mighty Mites SM ..... 29.98    14.24        --   13.98               33.25      14.48         --     14.09

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing.

(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

(c) Includes the effect of the applicable contingent deferred sales charge upon redemption of Class B Shares within 72 months.

(d) Includes the effect of the applicable contingent deferred sales charge upon redemption of Class C Shares within 12 months.

(e) The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these Classes of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares and Class C Shares after which shares remained continuously outstanding are listed below.

                         Class AAA Shares  Class A Shares  Class B Shares  Class C Shares
                         ----------------  --------------  --------------  --------------
    Equity ................  01/02/87         01/28/94        03/27/01         02/13/01
    Balanced ..............  10/01/91         04/06/93        03/27/01         09/25/01
    Intermediate Bond .....  10/01/91         07/26/01        03/27/01         10/22/01
    SmallCap Equity .......  04/15/97         11/26/01        03/27/01         11/26/01
    Realty ................  09/30/97         05/09/01        11/26/01         11/26/01
    Mighty Mites SM .......  05/11/98         11/26/01        06/06/01         08/03/01

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                               COST          VALUE
     ------                               ----          -----
              COMMON STOCKS -- 99.5%
              AEROSPACE -- 4.8%
    124,700   Boeing Co. .............$  4,949,668  $  5,121,429
    113,800   Lockheed Martin Corp. ..   6,072,744     5,193,832
                                      ------------  ------------
                                        11,022,412    10,315,261
                                      ------------  ------------
              AUTOMOTIVE -- 1.8%
     79,900   General Motors Corp. ...   3,605,769     3,763,290
                                      ------------  ------------
              AVIATION: PARTS AND SERVICES -- 2.6%
     63,300   United Technologies
                Corp. ................   3,789,119     5,462,790
                                      ------------  ------------
              BROADCASTING -- 1.3%
     63,100   Clear Channel
               Communications Inc. ...   2,438,872     2,672,285
                                      ------------  ------------
              CABLE -- 1.3%
     97,200   Comcast Corp., Cl. A,
               Special+ ..............   2,730,175     2,709,936
                                      ------------  ------------
              COMPUTER HARDWARE -- 6.5%
     99,400   Apple Computer Inc.+ ...   2,017,343     2,688,770
    251,187   Hewlett-Packard Co. ....   4,559,754     5,737,111
     59,400   International Business
                Machines Corp. .......   4,985,531     5,455,296
                                      ------------  ------------
                                        11,562,628    13,881,177
                                      ------------  ------------
              CONSUMER PRODUCTS -- 3.6%
     39,200   Altria Group Inc. ......   1,603,831     2,134,440
     53,900   Procter & Gamble Co. ...   4,793,725     5,653,032
                                      ------------  ------------
                                         6,397,556     7,787,472
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 5.2%
     98,000   Eaton Corp. ............   4,973,274     5,506,620
    182,800   General Electric Co. ...   5,202,607     5,579,056
                                      ------------  ------------
                                        10,175,881    11,085,676
                                      ------------  ------------
              ELECTRONICS -- 1.3%
     70,600   Hubbell Inc., Cl. B ....   2,863,124     2,833,178
                                      ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 7.9%
     93,700   Burlington Resources
                 Inc. ................   4,883,991     5,962,131
     80,300   ConocoPhillips .........   4,740,093     5,605,743
    113,260   Progress Energy Inc. ...   4,856,890     5,332,281
                                      ------------  ------------
                                        14,480,974    16,900,155
                                      ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.9%
    129,506   Apache Corp. ...........   3,184,564     5,590,774
     57,700   Nabors Industries Ltd.+    2,158,773     2,639,775
                                      ------------  ------------
                                         5,343,337     8,230,549
                                      ------------  ------------
              ENERGY AND UTILITIES: OIL -- 6.6%
     62,600   ChevronTexaco Corp. ....   5,594,749     5,495,028
    140,900   Exxon Mobil Corp. ......   5,661,023     5,860,031
     43,700   Murphy Oil Corp. .......   1,921,775     2,751,789
                                      ------------  ------------
                                        13,177,547    14,106,848
                                      ------------  ------------
              ENERGY AND UTILITIES: WATER -- 1.3%
    132,975   Aqua America Inc. ......   2,557,319     2,882,898
                                      ------------  ------------
              FINANCIAL SERVICES -- 18.1%
    103,800   American Express Co. ...   3,831,585     5,382,030
     69,200   Bank of America Corp. ..   3,309,294     5,603,816
     64,600   Bear Stearns Companies
                Inc. .................   4,053,831     5,664,128
    112,933   Citigroup Inc. .........   4,746,293     5,838,636
     75,600   Eaton Vance Corp. ......   2,627,929     2,881,872
     64,900   Lehman Brothers
                Holdings Inc. ........   4,743,184     5,378,263

     SHARES                               COST          VALUE
     ------                               ----          -----
    119,400   Prudential Financial
                Inc. .................$  3,865,726  $  5,346,732
     65,400   St. Paul Companies Inc.    2,475,501     2,616,654
                                      ------------  ------------
                                        29,653,343    38,712,131
                                      ------------  ------------
              FINANCIAL SERVICES: BANKS -- 5.1%
     52,200   Bank One Corp. .........   2,108,807     2,845,944
     86,500   KeyCorp ................   2,032,099     2,620,085
     61,200   M&T Bank Corp. .........   4,978,809     5,498,820
                                      ------------  ------------
                                         9,119,715    10,964,849
                                      ------------  ------------
              FOOD AND BEVERAGE -- 4.1%
    112,900   ConAgra Foods Inc. .....   2,711,437     3,041,526
     84,000   Dean Foods Co.+ ........   2,636,394     2,805,600
     60,700   General Mills Inc. .....   2,792,125     2,833,476
                                      ------------  ------------
                                         8,139,956     8,680,602
                                      ------------  ------------
              HEALTH CARE -- 4.9%
    113,500   Merck & Co. Inc. .......   4,999,318     5,015,565
    152,600   Pfizer Inc. ............   4,698,234     5,348,630
                                      ------------  ------------
                                         9,697,552    10,364,195
                                      ------------  ------------
              HOTELS AND GAMING -- 1.5%
     77,600   Starwood Hotels & Resorts
               Worldwide Inc. ........   1,793,016     3,142,800
                                      ------------  ------------
              METALS AND MINING -- 2.5%
    156,000   Alcoa Inc. .............   4,881,278     5,411,640
                                      ------------  ------------
              PAPER AND FOREST PRODUCTS -- 3.9%
     66,300   International Paper Co.    2,581,412     2,801,838
     65,728   Rayonier Inc. ..........   2,598,993     2,872,971
     42,900   Temple-Inland Inc. .....   2,424,532     2,717,286
                                      ------------  ------------
                                         7,604,937     8,392,095
                                      ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     46,600   Simon Property
                Group Inc. ...........   1,662,532     2,723,304
                                      ------------  ------------
              SPECIALTY CHEMICALS -- 2.4%
    121,100   E.I. du Pont de
                Nemours and Co. ......   5,471,447     5,112,842
                                      ------------  ------------
              TELECOMMUNICATIONS -- 5.2%
     61,500   Harris Corp. ...........   2,121,480     2,977,215
    112,700   SBC Communications
                Inc. .................   2,841,689     2,765,658
     81,400   Univision Communications
                Inc.+ ................   2,866,713     2,687,014
     72,804   Verizon Communications
                Inc. .................   2,615,633     2,660,258
                                      ------------  ------------
                                        10,445,515    11,090,145
                                      ------------  ------------
              TRANSPORTATION -- 2.4%
     84,600   Union Pacific Corp. ....   4,757,271     5,060,772
                                      ------------  ------------
              TOTAL COMMON STOCKS .... 183,371,275   212,286,890
                                      ------------  ------------
              TOTAL
                INVESTMENTS -- 99.5% .$183,371,275   212,286,890
                                      ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.5% ..........     997,395
                                                    ------------
              NET ASSETS -- 100.0% .................$213,284,285
                                                    ============
  ---------------
              For Federal tax purposes:
              Aggregate Cost .......................$183,371,275
                                                    ============
              Gross unrealized appreciation ........$ 30,558,768
              Gross unrealized depreciation ........  (1,643,153)
                                                    ------------
              Net unrealized appreciation ..........$ 28,915,615
                                                    ============
  ----------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                               COST          VALUE
     ------                               ----          -----
              COMMON STOCKS -- 55.9%
              AEROSPACE -- 2.8%
     48,700   Boeing Co. .............$  1,714,765  $  2,000,109
     46,000   Lockheed Martin Corp. ..   2,428,248     2,099,440
                                      ------------  ------------
                                         4,143,013     4,099,549
                                      ------------  ------------
              AUTOMOTIVE -- 1.2%
     36,600   General Motors Corp. ...   1,475,358     1,723,860
                                      ------------  ------------
              AVIATION: PARTS AND SERVICES -- 1.4%
     23,700   United Technologies
                Corp. ................   1,258,285     2,045,310
                                      ------------  ------------
              BROADCASTING -- 0.7%
     23,401   Clear Channel
               Communications Inc. ...     900,831       991,032
                                      ------------  ------------
              CABLE -- 0.7%
     36,100   Comcast Corp., Cl. A+ ..   1,008,278     1,006,468
                                      ------------  ------------
              COMPUTER HARDWARE -- 3.5%
     36,500   Apple Computer Inc.+ ...     654,047       987,325
     95,788   Hewlett-Packard Co. ....   1,663,294     2,187,798
     21,800   International Business
               Machines Corp. ........   1,614,298     2,002,112
                                      ------------  ------------
                                         3,931,639     5,177,235
                                      ------------  ------------
              CONSUMER PRODUCTS -- 2.0%
     14,500   Altria Group Inc. ......     565,223       789,525
     20,400   Procter & Gamble Co. ...   1,810,206     2,139,552
                                      ------------  ------------
                                         2,375,429     2,929,077
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 2.8%
     36,700   Eaton Corp. ............   2,146,195     2,062,173
     68,000   General Electric Co. ...   1,837,036     2,075,360
                                      ------------  ------------
                                         3,983,231     4,137,533
                                      ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 5.5%
     34,100   Burlington Resources
               Inc. ..................   1,770,477     2,169,783
     29,200   ConocoPhillips .........   1,723,846     2,038,452
     43,900   Kinder Morgan Energy
               Partners LP ...........   1,750,032     1,979,451
     43,649   Progress Energy Inc. ...   1,831,110     2,054,995
                                      ------------  ------------
                                         7,075,465     8,242,681
                                      ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
     49,480   Apache Corp. ...........   1,184,954     2,136,052
     21,000   Nabors Industries
               Ltd.+ .................     784,514       960,750
                                      ------------  ------------
                                         1,969,468     3,096,802
                                      ------------  ------------
              ENERGY AND UTILITIES: OIL -- 3.7%
     22,800   ChevronTexaco Corp. ....   1,846,313     2,001,384
     60,800   Exxon Mobil Corp. ......   2,237,581     2,528,672
     16,000   Murphy Oil Corp. .......     685,871     1,007,520
                                      ------------  ------------
                                         4,769,765     5,537,576
                                      ------------  ------------
              FINANCIAL SERVICES -- 12.9%
     39,100   American Express Co. ...   1,426,330     2,027,335
     24,800   Bank of America Corp. ..   1,341,710     2,008,304
     36,700   Bank One Corp. .........   1,679,934     2,000,884
     23,500   Bear Stearns Companies
               Inc. ..................   1,454,004     2,060,480
     41,433   Citigroup Inc. .........   1,473,275     2,142,086
     28,800   Eaton Vance Corp. ......   1,000,915     1,097,856
     31,400   KeyCorp ................     761,456       951,106
     23,900   Lehman Brothers
               Holdings Inc. .........   1,742,611     1,980,593
     21,200   M&T Bank Corp. .........   1,704,417     1,904,820
     43,800   Prudential Financial
               Inc. ..................   1,386,598     1,961,364
     23,800   St. Paul Companies Inc.      900,372       952,238
                                      ------------  ------------
                                        14,871,622    19,087,066
                                      ------------  ------------

     SHARES                               COST          VALUE
     ------                               ----          -----
              FOOD AND BEVERAGE -- 2.2%
     42,200   ConAgra Foods Inc. .....$  1,009,963  $  1,136,868
     30,800   Dean Foods Co.+ ........     964,080     1,028,720
     22,600   General Mills Inc. .....   1,039,569     1,054,968
                                      ------------  ------------
                                         3,013,612     3,220,556
                                      ------------  ------------
              HEALTH CARE -- 2.6%
     42,700   Merck & Co. Inc. .......   1,854,502     1,886,913
     55,500   Pfizer Inc. ............   1,628,778     1,945,275
                                      ------------  ------------
                                         3,483,280     3,832,188
                                      ------------  ------------
              HOTELS AND GAMING -- 0.8%
     30,200   Starwood Hotels & Resorts
               Worldwide Inc. ........     695,475     1,223,100
                                      ------------  ------------
              METALS AND MINING -- 1.3%
     58,100   Alcoa Inc. .............   1,546,331     2,015,489
                                      ------------  ------------
              PAPER AND FOREST PRODUCTS -- 2.8%
     47,100   International Paper Co.    1,791,865     1,990,446
     24,878   Rayonier Inc. ..........     992,974     1,087,417
     18,400   Temple-Inland Inc. .....   1,039,893     1,165,456
                                      ------------  ------------
                                         3,824,732     4,243,319
                                      ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
     31,800   ProLogis ...............     779,688     1,140,666
     19,700   Simon Property Group Inc.    701,993     1,151,268
                                      ------------  ------------
                                         1,481,681     2,291,934
                                      ------------  ------------
              SPECIALTY CHEMICALS -- 1.3%
     47,300   E.I. du Pont de Nemours
               and Co. ...............   2,113,002     1,997,006
                                      ------------  ------------
              TELECOMMUNICATIONS -- 2.8%
     22,900   Harris Corp. ...........     801,975     1,108,589
     41,400   SBC Communications Inc.    1,055,696     1,015,956
     30,200   Univision Communications
               Inc.+ .................   1,059,640       996,902
     26,738   Verizon Communications
               Inc. ..................     888,867       977,007
                                      ------------  ------------
                                         3,806,178     4,098,454
                                      ------------  ------------
              TRANSPORTATION -- 1.3%
     31,900   Union Pacific Corp. ....   1,812,272     1,908,258
                                      ------------  ------------
              TOTAL COMMON STOCKS ....  69,538,947    82,904,493
                                      ------------  ------------
    PRINCIPAL
     AMOUNT
    ---------
              ASSET BACKED SECURITIES -- 0.6%
 $  825,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 ......     833,199       921,129
                                      ------------  ------------
     SHARES
     ------
              PREFERRED STOCKS -- 4.5%
              FINANCIAL SERVICES -- 4.5%
     43,500   Fannie Mae,
               5.375% Pfd., Ser. I ...   2,290,856     2,268,525
     91,400   JP Morgan Chase Capital,
               5.875% Pfd., Ser. XI ..   2,278,356     2,282,258
     77,900   Wells Fargo Capital Trust,
               7.000% Pfd., Ser. IV ..   2,107,746     2,101,742
                                      ------------  ------------
                                         6,676,958     6,652,525
                                      ------------  ------------
              TOTAL PREFERRED STOCKS .   6,676,958     6,652,525
                                      ------------  ------------

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                COST          VALUE
   ---------                              ----          -----
              CORPORATE BONDS -- 12.0%
              COMPUTER HARDWARE -- 1.4%
 $  750,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ......$    748,142  $    767,287
  1,250,000   IBM Corp.,
               4.875%, 10/01/06 ......   1,282,331     1,336,326
                                      ------------  ------------
                                         2,030,473     2,103,613
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.9%
  1,200,000   General Electric Co.,
               5.000%, 02/01/13 ......   1,215,905     1,258,735
                                      ------------  ------------
              ENERGY AND UTILITIES: OIL -- 1.1%
    920,000   Conoco Inc.,
               5.900%, 04/15/04 ......     919,457       921,204
    750,000   Occidental Petroleum,
               4.250%, 03/15/10 ......     758,332       769,762
                                      ------------  ------------
                                         1,677,789     1,690,966
                                      ------------  ------------
              FINANCIAL SERVICES -- 3.6%
  1,325,000   Bank of America Corp.,
               5.875%, 02/15/09 ......   1,340,346     1,480,105
  1,225,000   Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ......   1,215,373     1,211,472
  1,125,000   Citigroup Inc.,
               6.500%, 01/18/11 ......   1,265,495     1,300,059
  1,225,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ......   1,216,578     1,407,247
                                      ------------  ------------
                                         5,037,792     5,398,883
                                      ------------  ------------
              FOOD AND BEVERAGE -- 0.7%
    950,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 ......     933,080       957,530
                                      ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.2%
  1,600,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ......   1,549,930     1,833,136
                                      ------------  ------------
              RETAIL -- 2.0%
  1,275,000   Neiman Marcus Group Inc.,
               6.650%, 06/01/08 ......   1,274,280     1,427,426
  1,250,000   Wal-Mart Stores,
               6.875%, 08/10/09 ......   1,324,091     1,468,648
                                      ------------  ------------
                                         2,598,371     2,896,074
                                      ------------  ------------
              TELECOMMUNICATIONS -- 1.1%
  1,460,000   Verizon Communications,
               6.460%, 04/15/08 ......   1,469,007     1,645,566
                                      ------------  ------------
              TOTAL CORPORATE BONDS ..  16,512,347    17,784,503
                                      ------------  ------------

              FOREIGN GOVERNMENT BONDS -- 1.4%
  1,000,000   Canadian Global Bond,
               6.750%, 08/28/06 ......   1,026,090     1,115,640
  1,000,000   Italy Global Bond,
               2.500%, 03/31/06 ......     999,372     1,016,540
                                      ------------  ------------
              TOTAL FOREIGN
               GOVERNMENT BONDS ......   2,025,462     2,132,180
                                      ------------  ------------

   PRINCIPAL
    AMOUNT                                COST          VALUE
   ---------                              ----          -----
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.2%
              FEDERAL HOME LOAN BANK -- 0.9%
 $1,250,000    3.250%, 08/15/05 ......$  1,280,120  $  1,280,883
                                      ------------  ------------
              FEDERAL HOME LOAN MORTGAGE CORP.-- 2.3%
  1,750,000    3.500%, 09/15/07 ......   1,782,317     1,810,231
    750,000    3.250%, 02/25/08 ......     747,653       754,897
    750,000    6.625%, 09/15/09 ......     859,841       875,176
                                      ------------  ------------
                                         3,389,811     3,440,304
                                      ------------  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.0%
  1,450,000    3.000%, 06/15/04 ......   1,452,862     1,455,756
  1,625,000    6.500%, 08/15/04 ......   1,624,299     1,657,939
  1,250,000    7.125%, 03/15/07 ......   1,322,178     1,424,361
    750,000    3.250%, 11/15/07 ......     776,756       767,780
  1,000,000    4.000%, 12/15/08 ......   1,018,905     1,019,047
  1,200,000    6.000%, 05/15/11 ......   1,204,361     1,368,616
    900,000    6.000%, 01/18/12 ......     891,269       930,042
  1,500,000    4.375%, 03/15/13 ......   1,531,290     1,530,923
  1,000,000    Zero Coupon, 05/12/04 .     998,861       998,861
  1,000,000    Zero Coupon, 07/07/04 .     997,305       997,359
  1,250,000    Zero Coupon, 06/01/04 .   1,247,882     1,247,945
                                      ------------  ------------
                                        13,065,968    13,398,629
                                      ------------  ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ....  17,735,899    18,119,816
                                      ------------  ------------

              U.S. GOVERNMENT OBLIGATIONS -- 12.6%
              U.S. TREASURY BILLS -- 1.7%
  2,500,000   U.S. Treasury Bills,
               0.929% to 0.949%++,
               04/22/04 to 06/03/04 ..   2,497,581     2,497,617
                                      ------------  ------------
              U.S. TREASURY NOTES -- 10.9%
  2,150,000    2.250%, 07/31/04 ......   2,150,822     2,159,492
  2,000,000    5.750%, 11/15/05 ......   2,046,864     2,139,922
  2,725,000    3.500%, 11/15/06 ......   2,729,228     2,841,134
  2,800,000    6.125%, 08/15/07 ......   2,961,516     3,160,940
  2,500,000    5.750%, 08/15/10 ......   2,838,259     2,871,095
  2,750,000    5.000%, 08/15/11 ......   2,793,128     3,031,124
                                      ------------  ------------
                                        15,519,817    16,203,707
                                      ------------  ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...........  18,017,398    18,701,324
                                      ------------  ------------
              TOTAL
               INVESTMENTS -- 99.2%   $131,340,210   147,215,970
                                      ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 0.8% ......................    1,154,395
                                                    ------------
              NET ASSETS -- 100.0% ................ $148,370,365
                                                    ============
  --------------
              For Federal tax purposes:
              Aggregate Cost ...................... $131,340,210
                                                    ============
              Gross unrealized appreciation ....... $ 16,550,455
              Gross unrealized depreciation .......     (674,695)
                                                    ------------
              Net unrealized appreciation ......... $ 15,875,760
                                                    ============
  --------------
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                COST          VALUE
   ---------                              ----          -----
              ASSET BACKED SECURITIES -- 2.3%
   $225,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 ......$    231,523  $    251,217
                                      ------------  ------------

              CORPORATE BONDS -- 43.4%
              COMPUTER HARDWARE -- 5.5%
    325,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ......     326,102       332,491
    250,000   IBM Corp.,
               4.875%, 10/01/06 ......     257,982       267,265
                                      ------------  ------------
                                           584,084       599,756
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 2.4%
    250,000   General Electric Co.,
               5.000%, 02/01/13 ......     253,314       262,236
                                      ------------  ------------
              ENERGY AND UTILITIES: OIL -- 6.5%
    125,000   BP Capital Markets plc,
               4.000%, 04/29/05 ......     126,567       128,406
    225,000   ChevronTexaco Corp.,
               3.375%, 02/15/08 ......     226,366       230,667
    125,000   Conoco Inc.,
               5.900%, 04/15/04 ......     124,926       125,164
    225,000   Occidental Petroleum,
               4.250%, 03/15/10 ......     225,000       230,929
                                      ------------  ------------
                                           702,859       715,166
                                      ------------  ------------
              FINANCIAL SERVICES -- 18.7%
    300,000   Bank of America Corp.,
               5.875%, 02/15/09 ......     311,320       335,118
    100,000   Bayerische Landesbank,
               4.125%, 01/14/05 ......     100,746       102,076
    275,000   Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ......     272,590       271,963
    225,000   Citigroup Inc.,
               6.500%, 01/18/11 ......     252,648       260,012
    300,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ......     312,434       344,632
    200,000   International Bank for
               Reconstruction
               & Development,
               8.625%, 10/15/16 ......     248,385       278,580
    175,000   Merrill Lynch & Co.,
               5.000%, 02/03/14 ......     174,570       179,568
    275,000   Toyota Motor Credit Corp.,
               2.875%, 08/01/08 ......     271,976       274,530
                                      ------------  ------------
                                         1,944,669     2,046,479
                                      ------------  ------------
              FOOD AND BEVERAGE -- 2.3%
    250,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 ......     245,558       251,982
                                      ------------  ------------

   PRINCIPAL
    AMOUNT                                COST          VALUE
   ---------                              ----          -----
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
   $150,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ......$    145,680  $    171,856
                                      ------------  ------------
              RETAIL -- 5.2%
    300,000   Neiman Marcus Group Inc.,
               6.650%, 06/01/08 ......     317,127       335,865
    200,000   Wal-Mart Stores,
               6.875%, 08/10/09 ......     211,855       234,984
                                      ------------  ------------
                                           528,982       570,849
                                      ------------  ------------
              TELECOMMUNICATIONS -- 1.3%
    125,000   Verizon Communications,
               6.460%, 04/15/08 ......     126,641       140,888
                                      ------------  ------------
              TOTAL CORPORATE BONDS ..   4,531,787     4,759,212
                                      ------------  ------------

              FOREIGN GOVERNMENT BONDS -- 4.8%
    175,000   Canadian Global Bond,
               6.750%, 08/28/06 ......     176,004       195,237
    325,000   Italy Global Bond,
               2.500%, 03/31/06 ......     325,510       330,376
                                      ------------  ------------
              TOTAL FOREIGN
               GOVERNMENT BONDS ......     501,514       525,613
                                      ------------  ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.4%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 6.1%
    250,000    5.500%, 07/15/06 ......     259,975       270,036
    250,000    3.250%, 02/25/08 ......     249,218       251,632
    150,000    5.125%, 08/20/12 ......     149,072       151,944
                                      ------------  ------------
                                           658,265       673,612
                                      ------------  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.9%
    325,000    3.000%, 06/15/04 ......     325,509       326,290
    400,000    6.500%, 08/15/04 ......     404,409       408,108
    200,000    3.250%, 11/15/07 ......     202,186       204,741
    175,000    3.250%, 08/15/08 ......     176,091       177,827
    150,000    4.000%, 12/15/08 ......     153,026       152,857
    350,000    6.000%, 05/15/11 ......     374,768       399,180
    150,000    6.000%, 01/18/12 ......     148,545       155,007
    250,000    4.375%, 03/15/13 ......     247,996       255,154
    210,000    Zero Coupon, 04/07/04 .     209,966       209,966
    125,000    Zero Coupon, 05/12/04 .     124,858       124,858
    200,000    Zero Coupon, 06/25/04 .     199,532       199,542
                                      ------------  ------------
                                         2,566,886     2,613,530
                                      ------------  ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
     37,023   GNMA, Pool #580871,
               6.500%, 12/15/31 ......      37,168        39,105
                                      ------------  ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ....   3,262,319     3,326,247
                                      ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                COST          VALUE
   ---------                              ----          -----
              U.S. GOVERNMENT OBLIGATIONS -- 17.0%
              U.S. TREASURY BILLS -- 1.4%
   $150,000   U.S. Treasury Bill,
               0.949%++, 04/22/04 ....$    149,918  $    149,918
                                      ------------  ------------
              U.S. TREASURY BONDS -- 9.2%
    250,000    7.250%, 05/15/16 ......     298,949       322,852
    250,000    7.125%, 02/15/23 ......     313,761       325,088
    300,000    6.125%, 11/15/27 ......     309,266       354,023
                                      ------------  ------------
                                           921,976     1,001,963
                                      ------------  ------------
              U.S. TREASURY NOTES -- 6.4%
    300,000    2.250%, 07/31/04 ......     300,748       301,324
    250,000    3.500%, 11/15/06 ......     258,509       260,655
    125,000    5.750%, 08/15/10 ......     138,610       143,555
                                      ------------  ------------
                                           697,867       705,534
                                      ------------  ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...........   1,769,761     1,857,415
                                      ------------  ------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
          8   Forman Petroleum Corp.,
               Series A,
               expire 01/14/07+ (a) ..$          0  $          0
         25   Forman Petroleum Corp.,
               Series B,
               expire 01/14/07+ (a) ..           0             1
         25   Forman Petroleum Corp.,
               Series C,
               expire 01/14/07+ (a) ..           0             0
         25   Forman Petroleum Corp.,
               Series D,
               expire 01/14/07+ (a) ..           0             0
                                      ------------  ------------
                                                 0             1
                                      ------------  ------------
              TOTAL WARRANTS .........           0             1
                                      ------------  ------------
              TOTAL
               INVESTMENTS -- 97.9% ..$ 10,296,904    10,719,705
                                      ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 2.1% .......................     234,869
                                                    ------------
              NET ASSETS -- 100.0% .................$ 10,954,574
                                                    ============
  --------------
              For Federal tax purposes:
              Aggregate Cost .......................$ 10,296,904
                                                    ============
              Gross unrealized appreciation ........$    423,597
              Gross unrealized depreciation ........        (796)
                                                    ------------
              Net unrealized appreciation ..........$    422,801
                                                    ============
  --------------
  (a) Securities fair valued under procedures established by the Board of Trustees. The aggregate value of fair valued securities is $1 or 0.0% of net assets. See Note 2 to the financial statements.
   +   Non-income producing  security.
   ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              COMMON STOCKS -- 92.1%
              AUTOMOTIVE -- 0.9%
      6,500   China Yuchai
               International Ltd. ....$    196,580  $    130,065
                                      ------------  ------------
              BROADCASTING -- 1.1%
      8,100   Radio One Inc., Cl. D+ .     129,588       149,850
                                      ------------  ------------
              BUSINESS SERVICES -- 3.8%
     10,100   Digital Insight Corp.+ .     210,683       209,272
     17,400   Euronet Worldwide Inc.+      323,583       330,774
                                      ------------  ------------
                                           534,266       540,046
                                      ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 15.6%
      8,100   Altiris Inc.+ ..........     256,967       226,314
      4,200   Anteon International
               Corp.+ ................     103,688       121,338
      5,400   Avocent Corp.+ .........     201,035       198,666
      7,300   Digitalnet Holding Inc.+     155,912       148,920
     17,500   Epicor Software Corp.+ .     278,587       232,225
      9,100   eResearch Technology
               Inc.+ .................     280,818       255,255
     11,600   Magma Design Automation
               Inc.+ .................     288,421       242,556
      7,900   Micros Systems Inc.+ ...     339,230       356,685
     14,300   Omnicell Inc.+ .........     285,770       283,283
      7,400   Sonic Solutions+ .......     156,799       140,304
                                      ------------  ------------
                                         2,347,227     2,205,546
                                      ------------  ------------
              CONSUMER PRODUCTS -- 4.1%
     10,700   Deckers Outdoor Corp.+ .     237,399       277,665
     12,200   K-Swiss Inc. ...........     244,029       298,534
                                      ------------  ------------
                                           481,428       576,199
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 6.5%
     11,800   Amcol International Corp.    228,808       205,910
      3,600   Briggs & Stratton Corp.      221,989       242,892
      7,300   Ceradyne Inc.+ .........     213,339       263,895
     14,300   JLG Industries Inc. ....     226,059       204,490
                                      ------------  ------------
                                           890,195       917,187
                                      ------------  ------------
              ELECTRONICS -- 14.1%
     21,800   Aeroflex Inc.+ .........     334,356       293,428
     14,600   August Technology Corp.+     295,130       219,000
      7,300   Engineered Support
               Systems Inc. ..........     343,397       356,167
      9,800   FARO Technologies
               Inc.+ .................     276,097       225,106
      5,800   International Rectifier
               Corp.+ ................     125,682       266,742
     11,800   OmniVision Technologies
               Inc.+ .................     312,496       322,258
     14,800   Ultralife Batteries
               Inc.+ .................     273,103       315,684
                                      ------------  ------------
                                         1,960,261     1,998,385
                                      ------------  ------------
              ENERGY AND UTILITIES -- 5.5%
      6,300   Evergreen Resources
               Inc.+ .................     167,245       216,405
      6,100   Houston Exploration
               Co.+ ..................     190,451       272,853
      3,000   Quicksilver Resources
               Inc.+ .................      73,156       116,280
      8,930   Southern Union Co.+ ....     141,630       169,223
                                      ------------  ------------
                                           572,482       774,761
                                      ------------  ------------
              EQUIPMENT AND SUPPLIES -- 2.9%
      9,000   Middleby Corp. .........     304,336       411,120
                                      ------------  ------------
              FOOD AND BEVERAGE -- 3.7%
      6,200   CBRL Group Inc. ........     231,437       245,768
      8,700   Central European
               Distribution Corp.+ ...     290,261       281,358
                                      ------------  ------------
                                           521,698       527,126
                                      ------------  ------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              HEALTH CARE -- 8.0%
     14,600   Abaxis Inc.+ ...........$    292,955  $    295,650
     10,600   American Healthways
               Inc.+ .................     295,457       258,852
      8,900   Merit Medical Systems
               Inc.+ .................     214,548       192,596
      3,200   Quality Systems Inc.+ ..     139,811       145,376
      9,900   USANA Health Sciences
               Inc.+ .................     310,129       230,967
                                      ------------  ------------
                                         1,252,900     1,123,441
                                      ------------  ------------
              HEALTH CARE: PHARMACEUTICALS -- 5.2%
      9,500   Bradley Pharmaceuticals
               Inc.+ .................     198,201       239,210
     11,900   K-V Pharmaceutical Co.,
               Cl. A+ ................     296,229       292,264
      4,900   Kos Pharmaceuticals
               Inc.+ .................     150,929       199,626
                                      ------------  ------------
                                           645,359       731,100
                                      ------------  ------------
              HOTELS AND GAMING -- 3.6%
     10,800   Shuffle Master Inc.+ ...     383,437       502,092
                                      ------------  ------------
              RETAIL -- 10.4%
      8,500   Aeropostale Inc.+ ......     255,952       308,210
      9,900   First Cash Financial
               Services Inc.+ ........     220,863       332,937
      9,550   Hot Topic Inc.+ ........     164,059       252,598
      6,600   The Sports Authority
               Inc.+ .................     193,313       264,528
      6,600   Urban Outfitters Inc.+ .     251,006       317,196
                                      ------------  ------------
                                         1,085,193     1,475,469
                                      ------------  ------------
              TELECOMMUNICATIONS -- 3.1%
      8,700   Comtech Telecommunications
               Corp.+ ................     276,926       201,840
      8,400   UTStarcom Inc.+ ........     305,634       241,584
                                      ------------  ------------
                                           582,560       443,424
                                      ------------  ------------
              TRANSPORTATION -- 2.1%
     13,500   SCS Transportation Inc.+     203,315       294,300
                                      ------------  ------------
              WIRELESS COMMUNICATIONS -- 1.5%
     15,700   California Amplifier
               Inc.+ .................     235,499       210,066
                                      ------------  ------------
              TOTAL COMMON STOCKS ....  12,326,324    13,010,177
                                      ------------  ------------

              FOREIGN COMMON STOCKS -- 3.8%
              ELECTRONICS -- 1.7%
      9,700   Nam Tai Electronics Inc.     295,938       246,477
                                      ------------  ------------
              HEALTH CARE -- 2.1%
     11,400   QLT Inc.+ ..............     270,144       291,156
                                      ------------  ------------
              TOTAL FOREIGN
               COMMON STOCKS .........     566,082       537,633
                                      ------------  ------------
              TOTAL
               INVESTMENTS -- 95.9 ...$  2,892,406     13,547,810
                                      ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 4.1% .......................     580,406
                                                    ------------
              NET ASSETS -- 100.0% .................$ 14,128,216
                                                    ============
  ---------------
              For Federal tax purposes:
              Aggregate Cost .......................$ 12,892,406
                                                    ============
              Gross unrealized appreciation ........$  1,477,249
              Gross unrealized depreciation ........    (821,845)
                                                    ------------
              Net unrealized appreciation ..........$    655,404
                                                    ============
  ---------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              COMMON STOCKS -- 93.2%
              APARTMENTS -- 11.5%
      5,200   Apartment Investment &
               Management Co., Cl. A .$    189,204  $    161,668
     12,082   Archstone-Smith Trust ..     297,315       356,540
      3,000   Avalonbay Communities
               Inc. ..................     137,908       160,740
      5,400   Camden Property Trust ..     190,114       242,730
      8,600   Equity Residential .....     222,796       256,710
      3,500   Home Properties of New
               York Inc. .............     114,790       142,625
      4,700   Mid-America Apartment
               Communities Inc. ......     117,996       174,511
      8,700   Post Properties Inc. ...     226,434       250,560
     17,600   United Dominion Realty
               Trust Inc. ............     276,957       345,312
                                      ------------  ------------
                                         1,773,514     2,091,396
                                      ------------  ------------
              COMMERCIAL OFFICE -- 1.3%
      6,300   Prentiss Properties
               Trust .................     180,715       232,470
                                      ------------  ------------
              DIVERSIFIED PROPERTY -- 13.4%
     16,268   Catellus Development
               Corp. .................     363,098       423,131
      3,600   Colonial Properties Trust    113,522       146,880
     12,366   Duke Realty Corp. ......     321,605       429,347
      8,300   First Potomac Realty
               Trust .................     167,458       173,470
      6,400   Getty Realty Corp. .....     125,441       170,048
      7,700   Lexington Corporate
               Properties Trust ......     128,745       167,783
      7,800   Liberty Property Trust .     237,814       351,000
      4,100   Tejon Ranch Co.+ .......     124,544       151,536
      7,100   Vornado Realty Trust ...     290,434       429,408
                                      ------------  ------------
                                         1,872,661     2,442,603
                                      ------------  ------------
              FINANCIAL SERVICES -- 1.8%
      8,600   American Financial
               Realty Trust ..........     107,500       145,770
      6,700   Friedman, Billings, Ramsey
               Group Inc. ............     168,651       180,833
                                      ------------  ------------
                                           276,151       326,603
                                      ------------  ------------
              HEALTH CARE -- 3.0%
     12,700   Health Care Property
               Investors Inc. ........     238,926       359,410
      5,500   Universal Health Realty
               Income Trust ..........     146,018       185,350
                                      ------------  ------------
                                           384,944       544,760
                                      ------------  ------------
              HOTELS -- 3.7%
      3,800   Hospitality Properties
               Trust .................     117,368       176,320
      8,300   Lasalle Hotel Properties     162,774       195,880
      7,400   Starwood Hotels & Resorts
               Worldwide Inc. ........     181,779       299,700
                                      ------------  ------------
                                           461,921       671,900
                                      ------------  ------------
              INDUSTRIAL PROPERTY -- 8.1%
      6,600   AMB Property Corp. .....     182,938       245,322
      4,200   CenterPoint Properties
               Trust .................     239,780       346,500
      4,800   Eastgroup Properties,
               Inc. ..................     166,002       170,400
     20,100   ProLogis ...............     497,650       720,987
                                      ------------  ------------
                                         1,086,370     1,483,209
                                      ------------  ------------
              MANUFACTURED HOMES -- 1.4%
      7,100   Manufactured Home
               Communities Inc.            219,266       250,630
                                      ------------  ------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              OFFICE PROPERTY -- 16.1%
      2,700   Alexandria Real Estate
               Equities Inc. .........$    114,705  $    170,100
      4,700   Arden Realty Inc. ......     115,048       151,951
      8,200   Boston Properties Inc. .     332,355       445,342
      5,300   Brandywine Realty Trust      115,781       161,915
      5,400   CarrAmerica Realty Corp.     155,321       183,060
      7,300   Corporate Office
               Properties Trust ......     102,798       182,500
      7,900   Cousins Properties Inc.      203,879       259,041
      9,100   Crescent Real Estate
               Equities Co. ..........     150,620       163,527
     16,884   Equity Office
               Properties Trust ......     464,043       487,779
      5,500   Highwoods Properties
               Inc. ..................     125,974       144,155
      7,300   Koger Equity Inc. ......     167,316       171,331
      5,200   Mack-Cali Realty Corp. .     161,467       233,532
      7,100   Maguire Properties Inc.      178,914       181,760
                                      ------------  ------------
                                         2,388,221     2,935,993
                                      ------------  ------------
              PAPER AND FOREST PRODUCTS -- 3.4%
     11,200   Plum Creek Timber Co.
               Inc. ..................     255,084       363,776
      6,088   Rayonier Inc. ..........     234,279       266,107
                                      ------------  ------------
                                           489,363       629,883
                                      ------------  ------------
              PUBLIC STORAGE -- 2.3%
      5,200   Public Storage Inc. ....     181,823       253,032
      4,100   Sovran Self Storage Inc.     115,724       171,257
                                      ------------  ------------
                                           297,547       424,289
                                      ------------  ------------
              SHOPPING CENTERS -- 27.2%
      2,900   CBL & Associates
               Properties Inc. .......     105,112       177,886
      4,500   Chelsea Property
               Group Inc. ............     154,856       283,230
      9,381   Developers Diversified
               Realty Corp. ..........     222,792       378,992
     15,700   General Growth
               Properties Inc. .......     279,814       551,855
      5,800   Heritage Property
               Investment Trust ......     165,587       180,380
      8,750   Kimco Realty Corp. .....     292,098       446,075
      3,700   Macerich Co. ...........     109,638       199,430
      5,200   Mills Corp. ............     181,738       277,108
      4,900   Pan Pacific Retail
               Properties Inc. .......     142,052       255,290
      8,800   Ramco-Gershenson
               Properties Trust ......     173,488       248,160
      4,900   Realty Income
               Corporation ...........     203,528       218,785
      8,000   Regency Centers Corp.        247,376       373,840
     12,700   Simon Property
               Group Inc. ............     414,891       742,188
      7,000   Taubman Centers Inc. ...     132,062       176,190
     12,975   Weingarten Realty
               Investors .............     308,756       448,935
                                      ------------  ------------
                                         3,133,788     4,958,344
                                      ------------  ------------
              TOTAL COMMON STOCKS ....  12,564,461    16,992,080
                                      ------------  ------------
              TOTAL
               INVESTMENTS -- 93.2% ..$ 12,564,461    16,992,080
                                      ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 6.8% ......................    1,234,144
                                                    ------------
              NET ASSETS -- 100.0% ................ $ 18,226,224
                                                    ============
  ---------------
              For Federal tax purposes:
              Aggregate Cost ...................... $ 12,564,461
                                                    ============
              Gross unrealized appreciation ....... $  4,455,156
              Gross unrealized depreciation .......      (27,537)
                                                    ------------
              Net unrealized appreciation ......... $  4,427,619
                                                    ============
  ---------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES SM FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              COMMON STOCKS -- 88.5%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.7%
    100,000   Midas Inc.+ ............$  1,289,410  $  1,945,000
        500   Puradyn Filter
               Technologies Inc.+ ....       1,250         1,070
     51,000   Scheib (Earl) Inc.+ ....     250,790       146,625
     48,100   Standard Motor
               Products Inc. .........     551,669       754,208
    159,000   TransPro Inc.+ .........     730,359       795,000
                                      ------------  ------------
                                         2,823,478     3,641,903
                                      ------------  ------------
              AVIATION: PARTS AND SERVICES -- 1.7%
      5,000   Aviall Inc.+ ...........      50,845        76,000
      5,000   CPI Aerostructures Inc.+      49,118        49,400
      2,000   Curtiss-Wright Corp.,
               Cl. B .................      43,050        91,340
    145,000   Fairchild Corp., Cl. A+      739,108       722,100
     12,000   Kaman Corp., Cl. A .....     155,265       179,160
                                      ------------  ------------
                                         1,037,386     1,118,000
                                      ------------  ------------
              BROADCASTING -- 4.8%
     60,000   Acme Communications
               Inc.+ .................     364,898       470,700
     32,500   Beasley Broadcast
               Group Inc.,
               Cl. A+ ................     339,866       572,000
     36,000   Crown Media Holdings
               Inc., Cl. A+ ..........     201,517       291,240
     20,000   Granite Broadcasting
               Corp.+ ................      76,113        33,400
     34,500   Gray Television Inc. ...     368,821       504,390
     90,000   Paxson Communications
               Corp.+ ................     352,036       351,000
     12,000   Salem Communications Corp.,
               Cl. A+ ................     239,404       328,560
     30,000   Young Broadcasting Inc.,
               Cl. A+ ................     288,879       543,000
                                      ------------  ------------
                                         2,231,534     3,094,290
                                      ------------  ------------
              BUILDING AND CONSTRUCTION -- 8.9%
     65,100   Cavalier Homes Inc.+ ...     336,339       341,775
     47,000   Cavco Industries Inc.+ .   1,754,534     1,731,950
     40,000   Eagle Supply Group Inc.+      53,438        78,000
     10,907   Homasote Co.+ ..........      85,994        82,075
      5,000   Huttig Building
               Products Inc.+ ........      17,126        25,000
      5,000   Modtech Holdings Inc.+ .      36,150        37,050
      2,400   Monarch Cement Co. .....      43,256        50,220
      8,600   Nobility Homes Inc. ....     129,751       136,826
      5,000   Palm Harbor Homes Inc.+      104,950       104,800
     66,800   Skyline Corp. ..........   2,222,659     2,576,476
    143,000   Southern Energy
               Homes Inc.+ ...........     512,317       536,250
                                      ------------  ------------
                                         5,296,514     5,700,422
                                      ------------  ------------
              BUSINESS SERVICES -- 2.5%
     28,000   ANC Rental Corp.+ ......         840             3
     80,100   Edgewater Technology
               Inc.+ .................     308,396       580,725
      2,000   GP Strategies Corp.+ ...       7,650        13,780
     20,000   Information Resources
               Inc.+ .................      32,400        66,400
     85,000   Interep National Radio
               Sales Inc.,
               Cl. A+ ................     330,110       161,500
     47,000   Nashua Corp.+ ..........     326,960       403,260
        804   National Stock
               Yards Co.+ ............      80,700       129,042
      1,000   Paxar Corp.+ ...........      14,450        14,750
     10,000   PubliCard Inc.+               14,435           450

    SHARES                                COST          VALUE
    ------                                ----          -----
      4,000   Roto-Rooter Inc. .......$    144,027  $    202,200
      1,000   StarTek Inc. ...........      17,895        36,340
                                      ------------  ------------
                                         1,277,863     1,608,450
                                      ------------  ------------
              CABLE -- 0.2%
     90,000   Adelphia Communications Corp.,
               Cl. A+ ................      15,750        74,700
      1,000   Outdoor Channel
               Holdings Inc.+ ........      24,825        39,375
                                      ------------  ------------
                                            40,575       114,075
                                      ------------  ------------
              CLOSED END FUNDS -- 0.0%
        500   MVC CAPITAL+ ...........       4,255         4,250
                                      ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 0.2%
      3,000   Andrew Corp.+ ..........      10,240        52,500
      8,000   Communications
               Systems Inc. ..........      69,033        69,840
                                      ------------  ------------
                                            79,273       122,340
                                      ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.0%
     23,881   Gemplus International
               SA+ ...................      10,945        53,412
      3,000   iVillage Inc.+ .........       2,520        20,640
     20,000   Mobius Management
               Systems Inc.+ .........     192,402       182,600
    500,000   Net Perceptions Inc.+ ..     204,900       200,000
    850,000   StorageNetworks Inc.
               Escrow+ ...............           0        25,500
     60,000   Tyler Technologies Inc.+     235,322       582,600
     40,000   Vitria Technology Inc.+      244,692       235,240
                                      ------------  ------------
                                           890,781     1,299,992
                                      ------------  ------------
              CONSUMER PRODUCTS -- 5.5%
      6,000   American Locker
               Group Inc.+ ...........      75,694        66,240
     30,000   CNS Inc. ...............     370,153       322,200
     15,000   Del Laboratories Inc.+ .     298,062       498,000
     17,000   Ducati Motor Holding SpA+    258,245       275,825
      6,910   Levcor International
               Inc.+ .................      25,443       19,348
      4,500   Marine Products Corp. ..       6,913        62,955
     35,000   Marzotto SpA ...........     275,627       402,586
      7,500   National Presto
               Industries Inc. .......     223,938       290,700
     41,530   Syratech Corp.+ (a) ....      10,383        14,535
     23,100   Water Pik Technologies
               Inc.+ .................     196,444       325,479
    268,000   Weider Nutrition
               International Inc.+ ...     498,691     1,270,320
                                      ------------  ------------
                                         2,239,593     3,548,188
                                      ------------  ------------
              CONSUMER SERVICES -- 0.1%
      6,000   Collectors Universe Inc.+     21,104        74,634
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 3.6%
     10,200   Ampco-Pittsburgh Corp. .     118,479       131,682
    101,500   Harbor Global Co. Ltd.+      504,865     1,040,375
     64,000   Katy Industries Inc.+ ..     306,659       383,360
     35,000   Lamson & Sessions Co.+ .     154,961       197,750
      2,000   Lindsay Manufacturing Co.     39,765        48,160
     35,000   Pinguely-Haulotte ......     187,156       229,680
      9,250   RWC Inc.+ ..............     251,315        92,500
     22,000   Tech/Ops Sevcon Inc. ...     122,265       144,100
      7,666   WHX Corp.+ .............      34,374        22,692
                                      ------------  ------------
                                         1,719,839     2,290,299
                                      ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES SM FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              COMMON STOCKS (CONTINUED)
              EDUCATIONAL SERVICES -- 0.6%
     15,000   Concorde Career
               Colleges Inc.+ ........$    338,205  $    360,000
     10,000   ProsoftTraining.com+ ...      22,440         4,800
                                      ------------  ------------
                                           360,645       364,800
                                      ------------  ------------
              ELECTRONICS -- 1.2%
     25,000   CTS Corp. ..............     201,432       326,000
      2,000   Fargo Electronics+ .....      11,283        22,600
      6,500   George Risk Industries
               Inc.+ .................      22,460        35,750
      5,600   Lab-Volt Systems Inc.+ .      31,800        33,600
      5,300   Lowrance Electronics
               Inc.+ .................      18,582       115,699
     15,000   Zoran Corp.+ ...........     126,729       260,400
                                      ------------  ------------
                                           412,286       794,049
                                      ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.3%
     40,000   British Energy PLC+ ....       3,200         5,072
     10,000   El Paso Electric Co.+ ..      83,914       138,400
     24,600   Green Mountain
               Power Corp. ...........     517,311       636,402
     10,000   Maine & Maritimes Corp.      221,400       341,500
     13,700   Unitil Corp. ...........     353,045       379,764
                                      ------------  ------------
                                         1,178,870     1,501,138
                                      ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.0%
     36,776   Aquila Inc.+ ...........     176,851       173,215
     21,300   Florida Public
               Utilities Co. .........     276,065       436,650
     20,000   MGE Energy Inc. ........     605,472       617,000
     95,200   Progress Energy
               Inc., CVO+ ............      10,472        29,512
                                      ------------  ------------
                                         1,068,860     1,256,377
                                      ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 4.5%
      3,000   Cascade Natural
               Gas Corp. .............      60,916        65,370
     19,700   Chesapeake Utilities
               Corp. .................     401,845       504,714
     16,014   Corning Natural
               Gas Corp. .............     266,784       216,189
     18,200   Delta Natural Gas
               Co. Inc. ..............     374,607       460,278
     26,000   NUI Corp. ..............     483,793       439,660
     31,200   Petrocorp Escrow
               Shares+ ...............           0         1,872
     10,000   Petroleum Development
               Corp.+ ................     150,100       286,500
     19,500   RGC Resources Inc. .....     418,026       457,860
     10,500   South Jersey
               Industries Inc. .......     327,733       429,555
                                      ------------  ------------
                                         2,483,804     2,861,998
                                      ------------  ------------
              ENERGY AND UTILITIES: SERVICES -- 0.1%
         19   Petroleum Geo-Services
               ASA, ADR+ .............      14,592           887
      6,000   RPC Inc. ...............      35,742        66,840
                                      ------------  ------------
                                            50,334        67,727
                                      ------------  ------------
              ENERGY AND UTILITIES: WATER -- 1.5%
     10,950   Artesian Resources
               Corp., Cl. A ..........     176,619       309,119
      1,500   BIW Ltd. ...............      27,265        29,400
      2,760   California Water
               Service Group .........      61,330        78,080
      1,000   Consolidated Water
               Co. Ltd. ..............       7,500        18,740
     14,666   Middlesex Water Co. ....     251,385       303,586
      7,200   SJW Corp. ..............     164,227       249,552
                                      ------------  ------------
                                           688,326       988,477
                                      ------------  ------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              ENTERTAINMENT -- 2.5%
     10,500   Canterbury Park
               Holding Corp. .........$     95,240  $    200,550
     15,000   Dover Motorsports Inc. .      63,411        57,750
     12,500   Fisher Communications
               Inc.+ .................     568,502       609,375
     41,000   Fox Kids Europe NV+ ....     327,667       447,416
     45,000   GC Companies Inc.+ .....      67,956        20,925
     30,500   Integrity Media Inc.+ ..     190,557       193,370
      4,000   LodgeNet Entertainment
               Corp.+ ................      44,021        76,000
                                      ------------  ------------
                                         1,357,354     1,605,386
                                      ------------  ------------
              ENVIRONMENTAL SERVICES -- 0.3%
     25,000   Trojan Technologies
               Inc.+ .................     144,102       160,738
                                      ------------  ------------
              EQUIPMENT AND SUPPLIES -- 7.1%
    188,000   Baldwin Technology Co.
               Inc., Cl. A+ ..........     352,039       545,200
     15,000   Capstone Turbine Corp.+       27,450        37,050
    101,500   Core Molding Technologies
               Inc.+ .................     235,385       411,075
      6,500   Eastern Co. ............     107,809       104,000
    190,000   Fedders Corp. ..........   1,370,260     1,084,900
     10,000   Gerber Scientific Inc.+       33,933        68,000
      8,500   Gildemeister AG ........      80,468        80,744
     72,400   Maezawa Kyuso Industries
               Co. Ltd. ..............     388,915       822,577
     19,100   Mine Safety
               Appliances Co. ........     279,303       541,676
     45,000   Raytech Corp.+ .........     159,123       129,600
    170,000   Selas Corp. of America .     531,751       479,400
     24,600   SL Industries Inc.+ ....     216,452       239,850
      1,000   SRS Labs Inc.+ .........       5,500         6,080
      1,100   Watts Water Technologies Inc.,
               Cl. A .................      16,825        25,729
                                      ------------  ------------
                                         3,805,213     4,575,881
                                      ------------  ------------
              FINANCIAL SERVICES -- 8.2%
      9,700   Berkshire Bancorp Inc. .     334,307       565,801
     15,900   BKF Capital Group Inc. .     375,063       410,220
     11,000   Crazy Woman Creek
               Bancorp Inc. ..........     143,391       192,500
      1,400   Danielson Holding Corp.+       7,050        13,034
      5,500   Fidelity Southern Corp.       44,340        81,180
     37,500   Flushing Financial Corp.     558,094       678,750
         10   Guaranty Corp., Cl. A+ .     137,500       130,300
      5,933   Hanmi Financial
               Corporation ...........      87,821       157,759
    420,000   J Net Enterprises Inc.+      462,378       592,200
      7,500   Northrim Bancorp Inc. ..     165,425       192,000
      6,390   Parish National Bank
               of Bogalusa+ ..........     234,128       337,775
      3,500   Patriot National Bancorp      53,665        52,990
      2,000   PennFed Financial
               Services Inc. .........      69,987        70,720
     22,200   Resource Bankshares
               Corp. .................     269,039       723,720
     13,000   Seacoast Banking Corp.
               of Florida ............     228,086       269,100
      1,200   Sunwest Bank+ ..........      87,220       117,600
     20,000   SWS Group Inc. .........     356,945       358,200
      4,000   Synergy Financial .
               Group Inc.+ ...........      41,720        41,160
        500   TIB Financial Corp. ....       7,780        10,665
     10,000   Wilshire State Bank+ ...     166,465       239,598
                                      ------------  ------------
                                         3,830,404     5,235,272
                                      ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES SM FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                COST          VALUE
    ------                                ----          -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.2%
     15,000   Boston Beer Co. Inc.,
               Cl. A+ ................$    174,012  $    276,300
      4,000   Genesee Corp., Cl. A+ ..      19,980        14,400
     30,100   Genesee Corp., Cl. B+ ..      81,364       108,360
      4,000   J & J Snack Foods Corp.+     111,849       180,720
     11,000   Lifeway Foods Inc.+ ....      78,614       234,300
     20,000   MGP Ingredients Inc. ...     192,573       508,800
     20,000   Northland Cranberries
               Inc., Cl. A+ ..........      15,400        17,400
      1,000   Poore Brothers Inc.+ ...       2,660         3,190
      5,000   Todhunter International
               Inc.+ .................      53,388        60,000
                                      ------------  ------------
                                           729,840     1,403,470
                                      ------------  ------------
              HEALTH CARE -- 13.2%
      6,200   Arkopharma .............     267,040       363,052
     12,000   Biosite Inc.+ ..........     369,240       383,640
     16,000   Boiron SA ..............     257,514       374,567
      7,000   Bruker BioSciences
               Corp.+ ................      27,970        35,070
     89,700   Cholestech Corp.+ ......     690,520       789,360
    100,000   Del Global Technologies
               Corp.+ ................     215,065       202,000
     15,100   Exactech Inc.+ .........     233,128       277,840
     11,000   ICU Medical Inc.+ ......     378,710       334,070
     65,000   Interpore International
               Inc.+ .................     773,390       934,700
     24,000   Kensey Nash Corp.+ .....     511,939       591,600
    139,800   Lifecore Biomedical
               Inc.+ .................   1,011,260     1,048,500
     22,125   Neogen Corp.+ ..........     243,486       408,427
      2,500   NMT Medical Inc.+ ......       7,858        12,150
     10,000   NWH Inc. ...............     192,040       201,000
      4,000   Orthofix International .
               NV+ ...................     108,404       197,760
     41,000   Regeneration Technologies
               Inc.+ .................     370,154       465,350
     36,000   Schick Technologies Inc.+    286,001       361,800
     30,000   Thoratec Corp.+ ........     403,020       374,700
      2,000   Tutogen Medical Inc.+ ..      10,180         8,400
    210,000   VitalWorks Inc.+ .......   1,089,645       787,500
      6,000   Women First HealthCare
               Inc.+ .................       4,875         1,080
      8,100   Young Innovations Inc. .     218,297       284,229
                                      ------------  ------------
                                         7,669,736     8,436,795
                                      ------------  ------------
              HOTELS AND GAMING -- 0.6%
      9,000   Boca Resorts Inc.,
               Cl. A+ ................     120,840       157,050
     12,000   Dover Downs Gaming &
               Entertainment Inc. ....     113,503       128,520
         29   Fair Grounds Corp.+ ....     177,460        92,872
      2,000   Florida Gaming Corp.+ ..       6,950         6,750
                                      ------------  ------------
                                           418,753       385,192
                                      ------------  ------------
              METALS AND MINING -- 0.0%
    615,000   Royal Oak Mines Inc.+ ..       2,314         3,075
                                      ------------  ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
     16,300   Packaging Dynamics Corp.     120,625       216,138
                                      ------------  ------------
              PUBLISHING -- 1.3%
     85,000   PRIMEDIA Inc.+ .........     145,515       229,500
     18,400   Thomas Nelson Inc. .....     187,804       500,848
      4,000   William H. Sadlier Inc.      112,000       115,000
                                      ------------  ------------
                                           445,319       845,348
                                      ------------  ------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              REAL ESTATE -- 1.5%
      2,508   Biloxi Marsh Lands
               Corp. .................$     20,624  $    126,654
     28,617   Calcasieu Real Estate &
               Oil Co. Inc.+ .........     181,018       250,399
      2,500   Capital Properties Inc.,
               Cl. A .................      32,625        32,075
         50   Case Pomeroy & Co. Inc.,
               Cl. A .................      58,825        70,000
         50   Case Pomeroy & Co. Inc.,
               Cl. B .................      58,825        65,000
        500   Consolidated-Tomoka
               Land Co. ..............      10,520        18,560
      7,100   Griffin Land &
               Nurseries Inc.+ .......      94,440       180,340
      7,000   Gyrodyne Company of
               America Inc.+ .........     112,667       192,465
      2,508   Royalty Ll+ ............           0             0
                                      ------------  ------------
                                           569,544       935,493
                                      ------------  ------------
              RETAIL -- 0.4%
        400   Cole National Corp.+ ...       8,784         8,828
      4,000   CoolBrands International
               Inc.+ .................       5,397        69,576
      5,000   Movado Group Inc. ......     141,146       149,700
      8,000   Sport Supply Group Inc.       10,250         9,600
                                      ------------  ------------
                                           165,577       237,704
                                      ------------  ------------
              SPECIALTY CHEMICALS -- 1.1%
    267,226   General Chemical
               Group Inc.+ ...........      59,859        44,092
      1,000   KMG Chemicals, Inc. ....       3,270         4,200
     30,000   Material Sciences Corp.+     328,876       330,000
     60,000   Omnova Solutions Inc.+ .     333,726       315,000
                                      ------------  ------------
                                           725,731       693,292
                                      ------------  ------------
              TELECOMMUNICATIONS -- 1.7%
     32,540   ATX Communications Inc.+      68,495         6,833
      8,260   Community Service
               Communications Inc.+ ..           0        16,933
     25,896   D&E Communications Inc.      290,401       362,285
         80   Horizon Telecom Inc.+ (a)      9,250         8,280
        339   Horizon Telecom Inc.,
               Cl. B+ (a) ............      39,073        35,087
      2,000   Lexcom Inc., Cl. B+ ....     106,355       107,000
      6,876   New Ulm Telecom Inc. ...      70,690        62,400
      1,302   NTL Inc.+ ..............      48,622        77,404
     10,000   PNV Inc.+ ..............           3             3
      6,600   Shenandoah Telecommunications
               Co. ...................     101,736       150,810
     10,000   Stratos International
               Inc.+ .................      38,124        58,300
      1,000   SureWest Communications       26,664        26,790
     50,000   Sycamore Networks Inc.+      164,231       204,000
                                      ------------  ------------
                                           963,644     1,116,125
                                      ------------  ------------
              TRANSPORTATION -- 0.6%
     10,800   Old Dominion Freight
               Line Inc.+ ............     230,668       363,960
                                      ------------  ------------
              WIRELESS COMMUNICATIONS -- 0.1%
     20,000   Leap Wireless
               International Inc.+ ...       7,200           740
     10,000   Rural Cellular Corp.,
               Cl. A+ ................       8,700        95,700
                                      ------------  ------------
                                            15,900        96,440
                                      ------------  ------------
              TOTAL COMMON STOCKS ....  45,100,044    56,761,718
                                      ------------  ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES SM FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                COST          VALUE
    ------                                ----          -----
              PREFERRED STOCKS -- 1.5%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
     22,000   Jungheinerich AG Pfd. ..$    178,557  $    492,049
                                      ------------  ------------
              BROADCASTING -- 0.5%
        532   Granite Broadcasting Corp.,
               12.750% Pfd.+ .........     224,996       287,280
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.2%
     22,000   WHX Corp.,
               $3.75 Cv. Pfd.,
               Ser. B+ ...............     112,890       155,540
                                      ------------  ------------
              TOTAL PREFERRED STOCKS .     516,443       934,869
                                      ------------  ------------

              CONVERTIBLE PREFERRED STOCKS -- 1.1%
              BUSINESS SERVICES -- 1.0%
      6,236   Interep National Radio
               Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A (a)(b) .........     624,000       636,072
                                      ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      5,500   WHX Corp.,
               6.500% Cv. Pfd.,
               Ser. A+ ...............      33,640        41,250
                                      ------------  ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ......     657,640       677,322
                                      ------------  ------------

              WARRANTS -- 0.0%
              BUILDING AND CONSTRUCTION -- 0.0%
        400   Eagle Supply Group Inc.,
               expire 03/15/04+ ......         450            56
                                      ------------  ------------
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing
               Systems Inc.,
               Warrants expire
               11/11/11+ (a) .........           0             0
     37,500   Interep National Radio
               Sales Inc.,+ (a) ......           0             0
                                      ------------  ------------
                                                 0             0
                                      ------------  ------------
              TELECOMMUNICATIONS -- 0.0%
      2,000   Microcell Telecommunications
               Inc.,
               Warrants Expire
               05/01/05+ .............       1,000         9,116
      3,333   Microcell Telecommunications
               Inc.,
               Warrants Expire
               05/01/08+ .............       2,766        17,752
         78   Motient Corp.
               Warrants Expire
               05/01/04+ .............          24             9
                                      ------------  ------------
                                             3,790        26,877
                                      ------------  ------------
              TOTAL WARRANTS                 4,240        26,933
                                      ------------  ------------
   PRINCIPAL
    AMOUNT                                COST          VALUE
    ------                                ----          -----
              U.S. GOVERNMENT OBLIGATIONS -- 11.0%
              U.S. TREASURY BILLS -- 11.0%
  $7,083,000  U.S. Treasury Bills,
               0.889% to 0.968%++,
               04/08/04 to 08/26/04 ..$  7,075,642  $  7,075,700
                                      ------------  ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...........   7,075,642     7,075,700
                                      ------------  ------------
              TOTAL
               INVESTMENTS -- 102.1% .$ 53,354,009    65,476,542
                                      ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- (2.1)% .....................  (1,328,974)
                                                    ------------
              NET ASSETS -- 100.0% .................$ 64,147,568
                                                    ============
 ---------------
              For Federal tax purposes:
              Aggregate Cost .......................$ 53,354,009
                                                    ============
              Gross unrealized appreciation ........$ 13,919,342
              Gross unrealized depreciation ........  (1,796,809)
                                                    ------------
              Net unrealized appreciation ..........$ 12,122,533
                                                    ============
 ---------------
  (a) Security fair valued under procedures established by the Board of Trustees. The aggregate value of fair valued securities is $693,974 or 1.08% of net assets. See Note 2 to the financial statements.
  (b)  This  security  is  restricted  as to  resale,  but is  convertible  into registered common stock, and has been fair valued under procedures established by the Board of Trustees since its purchase on May 3, 2002. A dividend was paid in kind on May 1, 2003 of 236 shares.
  +    Non-income producing security.
  ++   Represents annualized yield at date of purchase.
ADR -  American Depository Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                EQUITY        BALANCED      INTERMEDIATE    SMALLCAP       REALTY        MIGHTY
                                                 FUND           FUND          BOND FUND    EQUITY FUND      FUND      MITES SM FUND
                                              ------------   ------------   ------------   ------------  -----------  -------------
ASSETS:
   Investments, at value
      (Cost $183,371,275, $131,340,210,
      $10,296,904, $12,892,406, $12,564,461
      and $53,354,009, respectively) ........ $212,286,890   $147,215,970   $10,719,705   $13,547,810   $16,992,080   $65,476,542
   Cash .....................................           --        662,804       171,668       201,782     1,175,716           968
   Dividends and interest receivable ........      251,396        573,265       107,340         2,657        77,068        59,680
   Receivable for Fund shares sold ..........       85,020        154,312           821       487,858        26,112        38,441
   Receivable for investments sold ..........    2,342,627             --            --            --            --        13,771
   Receivable from adviser ..................           --             --        10,025            --            --            --
   Receivable from custodian ................           --             --           554            --            --            --
                                              ------------   ------------   -----------   -----------   -----------   -----------
   TOTAL ASSETS .............................  214,965,933    148,606,351    11,010,113    14,240,107    18,270,976    65,589,402
                                              ------------   ------------   -----------   -----------   -----------   -----------
LIABILITIES:
   Dividends payable ........................           --             --        26,084            --            --            --
   Payable for Fund shares redeemed .........           --            700            --        50,533         2,000        14,985
   Payable for investments purchased ........           --             --            --            --            --     1,303,438
   Payable for investment advisory fees .....      184,384         94,639            --         5,116        11,661        56,597
   Payable for distribution fees ............       46,913         33,303         2,597         3,036         3,704        14,899
   Payable to custodian .....................    1,264,518            475            --        22,817         1,596         3,671
   Other accrued expenses ...................      185,833        106,869        26,858        30,389        25,791        48,244
                                              ------------   ------------   -----------   -----------   -----------   -----------
   TOTAL LIABILITIES ........................    1,681,648        235,986        55,539       111,891        44,752     1,441,834
                                              ------------   ------------   -----------   -----------   -----------   -----------
   NET ASSETS ............................... $213,284,285   $148,370,365   $10,954,574   $14,128,216   $18,226,224   $64,147,568
                                              ============   ============   ===========   ===========   ===========   ===========
NET ASSETS CONSIST OF:
   Share of beneficial interest,
     at par value                             $      6,641   $        900   $       361   $       100   $     1,029   $     3,099
   Additional paid-in capital ...............  220,333,682    137,817,622    10,464,873    25,656,526    13,693,031    50,837,192
   Accumulated (distributions in excess of)
      net investment income .................      439,040          4,841          (581)     (108,126)       61,819       (94,431)
   Accumulated net realized gain (loss)
      on investments ........................  (36,410,693)    (5,328,758)       67,120   (12,075,688)       42,726     1,278,449
   Net unrealized appreciation on investments   28,915,615     15,875,760       422,801       655,404     4,427,619    12,123,259
                                              ------------   ------------   -----------   -----------   -----------   -----------
   TOTAL NET ASSETS ......................... $213,284,285   $148,370,365   $10,954,574   $14,128,216   $18,226,224   $64,147,568
                                              ============   ============   ===========   ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Shares of beneficial interest
      outstanding ($0.001 par value) ........   23,371,355     12,591,673       914,573     1,591,658     1,287,321     4,151,145
                                                ==========     ==========       =======     =========     =========     =========
   NET ASSET VALUE, offering and redemption
      price per share .......................        $8.98         $11.29        $11.35         $8.70        $14.15        $15.24
                                                     =====         ======        ======         =====        ======        ======
   CLASS A:
   Shares of beneficial interest
      outstanding ($0.001 par value) ........      356,498        459,814         8,156        13,640           397         2,542
                                                   =======        =======         =====        ======           ===         =====
   NET ASSET VALUE, offering and redemption
      price per share .......................        $8.95         $11.26        $11.35         $8.70        $14.36        $15.27
                                                     =====         ======        ======         =====        ======        ======
   Maximum sales charge .....................         4.00%          4.00%         4.00%         4.00%         4.00%         4.00%
                                                      ====           ====          ====          ====          ====          ====
   Maximum offering price per share
      (NAV/0.96, based on maximum
      sales charge of 4.00% of the
      offering price at March 31, 2004) .....        $9.32         $11.73        $11.82         $9.06        $14.96        $15.91
                                                     =====         ======        ======         =====        ======        ======
   CLASS B:
   Shares of beneficial interest
      outstanding ($0.001 par value) ........        8,256         19,677        37,942         5,159           119        31,852
                                                     =====         ======        ======         =====           ===        ======
   NET ASSET VALUE, offering and redemption
      price per share .......................        $8.90(a)      $11.25(a)     $11.35(a)      $8.52(a)     $14.37(a)     $15.05(a)
                                                     =====         ======        ======         =====        ======        ======
   CLASS C:
   Shares of beneficial interest outstanding
      ($0.001 par value) ....................       16,630         69,261         4,126        13,504           352        24,307
                                                    ======         ======         =====        ======           ===        ======
   NET ASSET VALUE, and offering
     price per share ........................        $8.93(a)      $11.27(a)     $11.35(a)      $8.64(a)     $14.71(a)     $14.99(a)
                                                     =====         ======        ======         =====        ======        ======

----------------
(a) Redemption price varies based on length of time held

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             EQUITY        BALANCED     INTERMEDIATE     SMALLCAP         REALTY        MIGHTY
                                              FUND           FUND         BOND FUND     EQUITY FUND        FUND      MITES SM FUND
                                           ------------  ------------   ------------   ------------    -----------  -------------
INVESTMENT INCOME:
   Dividends ............................. $  3,000,105  $  1,457,453   $         --   $     14,774   $    471,404   $    300,859
   Interest ..............................          260     1,145,590        226,936             --             --         66,501
                                           ------------  ------------   ------------   ------------   ------------   ------------
   TOTAL INVESTMENT INCOME ...............    3,000,365     2,603,043        226,936         14,774        471,404        367,360
                                           ------------  ------------   ------------   ------------   ------------   ------------
EXPENSES:
   Investment advisory fees ..............    1,096,162       576,771         34,249         81,371         76,870        306,025
   Distribution fees-- Class AAA .........      269,883       184,440         13,561         19,960         19,173         75,595
   Distribution fees-- Class A ...........        7,759        13,101            175            305             74             90
   Distribution fees-- Class B ...........          417           981          2,109            315              7          2,664
   Distribution fees-- Class C ...........          697         4,085            230            606             23            801
   Legal and audit fees ..................       31,439        25,551         12,188         13,659          9,154         16,166
   Custodian fees ........................       28,579        10,771            837         28,891          4,664         14,713
   Shareholder services fees .............      141,732        63,556         12,396         10,419          9,572         38,402
   Registration fees .....................       27,374        28,115         23,204         19,175         23,060         23,300
   Shareholder report expenses ...........       31,569        16,627            962          2,538          1,452          3,258
   Trustee fees ..........................        4,295         2,601            212            220            211          1,138
   Miscellaneous expenses ................       27,530        26,264          2,792          3,096          2,725         20,987
                                           ------------  ------------   ------------   ------------   ------------   ------------
   TOTAL EXPENSES ........................    1,667,436       952,863        102,915        180,555        146,985        503,139
                                           ------------  ------------   ------------   ------------   ------------   ------------
   LESS:
      Expense reimbursements .............           --            --        (43,293)       (56,242)       (27,688)       (41,238)
      Custodian fee credits ..............       (6,174)      (10,771)          (736)        (1,413)        (3,933)          (220)
                                           ------------  ------------   ------------   ------------   ------------   ------------
      TOTAL REIMBURSEMENTS AND CREDITS ...       (6,174)      (10,771)       (44,029)       (57,655)       (31,621)       (41,458)
                                           ------------  ------------   ------------   ------------   ------------   ------------
      TOTAL NET EXPENSES .................    1,661,262       942,092         58,886        122,900        115,364        461,681
                                           ------------  ------------   ------------   ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS) ..........    1,339,103     1,660,951        168,050       (108,126)       356,040        (94,321)
                                           ------------  ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ......    6,163,649     3,591,379         84,325      2,017,030        297,417      1,554,963
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions ......   20,542,857     7,517,841        (55,176)      (665,757)     2,381,809      6,513,556
                                           ------------  ------------   ------------   ------------   ------------   ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY    26,706,506    11,109,220         29,149      1,351,273      2,679,226      8,068,519
                                           ------------  ------------   ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................... $ 28,045,609  $ 12,770,171   $    197,199   $  1,243,147   $  3,035,266   $  7,974,198
                                           ============  ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     EQUITY FUND                          BALANCED FUND
                                                            --------------------------------      --------------------------------
                                                             FOR THE SIX          FOR THE          FOR THE SIX          FOR THE
                                                             MONTHS ENDED       YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                            MARCH 31, 2004     SEPTEMBER 30,     MARCH 31, 2004      SEPTEMBER 30,
                                                             (UNAUDITED)           2003            (UNAUDITED)           2003
                                                            -------------      -------------      -------------      -------------
OPERATIONS:
   Net investment income ..............................     $   1,339,103      $   2,742,514      $   1,660,951      $   3,324,387
   Net realized gain (loss) on
      investment transactions .........................         6,163,649        (17,118,232)         3,591,379         (3,969,952)
   Net change in unrealized appreciation on investments        20,542,857         46,872,694          7,517,841         17,609,031
                                                            -------------      -------------      -------------      -------------
   Net increase in net assets
      resulting from operations .......................        28,045,609         32,496,976         12,770,171         16,963,466
                                                            -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class AAA .......................................        (2,610,574)        (2,602,620)        (1,597,132)        (3,238,083)
      Class A .........................................           (33,291)           (15,571)           (51,379)           (95,033)
      Class B .........................................              (658)              (278)            (1,560)            (2,167)
      Class C .........................................                --             (2,736)            (6,039)            (5,249)
                                                            -------------      -------------      -------------      -------------
   Total distributions to shareholders ................        (2,644,523)        (2,621,205)        (1,656,110)        (3,340,532)
                                                            -------------      -------------      -------------      -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .......................................        25,913,760         46,407,699         14,998,529         38,772,298
      Class A .........................................           445,424          1,345,854             75,407            935,819
      Class B .........................................             5,337             51,042             27,409             92,381
      Class C .........................................            10,387            863,444            821,077            706,432
                                                            -------------      -------------      -------------      -------------
                                                               26,374,908         48,668,039         15,922,422         40,506,930
                                                            -------------      -------------      -------------      -------------
   Proceeds from reinvestment of dividends
      Class AAA .......................................         2,404,917          2,264,442          1,477,005          3,005,116
      Class A .........................................            32,283             14,299             42,096             78,353
      Class B .........................................               399                278              1,382              1,924
      Class C .........................................                --              2,735              3,650              2,797
                                                            -------------      -------------      -------------      -------------
                                                                2,437,599          2,281,754          1,524,133          3,088,190
                                                            -------------      -------------      -------------      -------------
   Cost of shares redeemed
      Class AAA .......................................       (65,104,096)       (87,748,936)       (37,362,994)       (53,401,600)
      Class A .........................................          (562,861)          (594,797)          (382,874)        (2,168,311)
      Class B .........................................           (16,085)           (33,717)            (4,861)           (31,726)
      Class C .........................................            (7,337)          (777,960)          (558,811)          (570,280)
                                                            -------------      -------------      -------------      -------------
                                                              (65,690,379)       (89,155,410)       (38,309,540)       (56,171,917)
                                                            -------------      -------------      -------------      -------------
   Net decrease in net assets from shares of
      beneficial interest transactions ................       (36,877,872)       (38,205,617)       (20,862,985)       (12,576,797)
                                                            -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets ..............       (11,476,786)        (8,329,846)        (9,748,924)         1,046,137
NET ASSETS:
   Beginning of period ................................       224,761,071        233,090,917        158,119,289        157,073,152
                                                            -------------      -------------      -------------      -------------
   End of period ......................................     $ 213,284,285      $ 224,761,071      $ 148,370,365      $ 158,119,289
                                                            =============      =============      =============      =============
   Undistributed net investment income ................     $     439,040      $   1,744,460      $       4,841                 --
                                                            =============      =============      =============      =============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                       INTERMEDIATE BOND FUND               SMALLCAP EQUITY FUND
                                                   --------------------------------     -------------------------------
                                                    FOR THE SIX          FOR THE         FOR THE SIX         FOR THE
                                                    MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                   MARCH 31, 2004     SEPTEMBER 30,    MARCH 31, 2004     SEPTEMBER 30,
                                                    (UNAUDITED)           2003           (UNAUDITED)          2003
                                                   -------------      -------------     -------------     -------------
OPERATIONS:
   Net investment income (loss) ...............     $    168,050      $    392,973      $   (108,126)     $   (167,046)
   Net realized gain (loss) on
     investment transactions ..................           84,325           353,776         2,017,030          (610,797)
   Net change in unrealized appreciation
      (depreciation) on investments ...........          (55,176)         (389,189)         (665,757)        2,243,193
                                                    ------------      ------------      ------------      ------------
   Net increase in net assets
      resulting from operations ...............          197,199           357,560         1,243,147         1,465,350
                                                    ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...............................         (161,398)         (380,496)               --                --
      Class A .................................           (1,439)           (2,488)               --                --
      Class B .................................           (4,701)           (7,806)               --                --
      Class C .................................             (512)           (2,198)               --                --
                                                    ------------      ------------      ------------      ------------
                                                        (168,050)         (392,988)               --                --
                                                    ------------      ------------      ------------      ------------
   Net realized gain on investment transactions
      Class AAA ...............................          (12,960)               --                --                --
      Class A .................................             (123)               --                --                --
      Class B .................................             (478)               --                --                --
      Class C .................................              (55)               --                --                --
                                                    ------------      ------------      ------------      ------------
                                                         (13,616)               --                --                --
                                                    ------------      ------------      ------------      ------------
   Total distributions to shareholders ........         (181,666)         (392,988)               --                --
                                                    ------------      ------------      ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ...............................        1,434,736        41,063,328         6,789,183        18,908,564
      Class A .................................            1,360           170,010                --            33,727
      Class B .................................           25,584           848,694               240            32,037
      Class C .................................               --         1,308,262                --           115,731
                                                    ------------      ------------      ------------      ------------
                                                       1,461,680        43,390,294         6,789,423        19,090,059
                                                    ------------      ------------      ------------      ------------
   Proceeds from reinvestment of dividends
      Class AAA ...............................          132,924           328,481                --                --
      Class A .................................            1,302             2,255                --                --
      Class B .................................            2,024             4,411                --                --
      Class C .................................              481             1,852                --                --
                                                    ------------      ------------      ------------      ------------
                                                         136,731           336,999                --                --
                                                    ------------      ------------      ------------      ------------
   Cost of shares redeemed
      Class AAA ...............................       (3,372,761)      (44,340,287)       (9,886,503)      (20,860,519)
      Class A .................................          (48,172)          (93,540)               --                --
      Class B .................................          (98,431)         (577,839)          (25,492)               --
      Class C .................................               --        (1,311,766)           (1,327)               --
                                                    ------------      ------------      ------------      ------------
                                                      (3,519,364)      (46,323,432)       (9,913,322)      (20,860,519)
                                                    ------------      ------------      ------------      ------------
   Net decrease in net assets from shares of
      beneficial interest transactions ........       (1,920,953)       (2,596,139)       (3,123,899)       (1,770,460)
                                                    ------------      ------------      ------------      ------------
   Net decrease in net assets .................       (1,905,420)       (2,631,567)       (1,880,752)         (305,110)
NET ASSETS:
   Beginning of period ........................       12,859,994        15,491,561        16,008,968        16,314,078
                                                    ------------      ------------      ------------      ------------
   End of period ..............................     $ 10,954,574      $ 12,859,994      $ 14,128,216      $ 16,008,968
                                                    ============      ============      ============      ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                             REALTY FUND                    MIGHTY MITES SM FUND
                                                   --------------------------------     -------------------------------
                                                     FOR THE SIX          FOR THE         FOR THE SIX         FOR THE
                                                     MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                    MARCH 31, 2004     SEPTEMBER 30,    MARCH 31, 2004     SEPTEMBER 30,
                                                     (UNAUDITED)           2003           (UNAUDITED)          2003
                                                    -------------      -------------     -------------     -------------
OPERATIONS:
   Net investment income (loss) ................     $    356,040      $    421,987      $    (94,321)     $    (80,408)
   Net realized gain on investment
       transactions ............................          297,417            45,727         1,554,963           658,859
   Net change in unrealized appreciation
      on investments ...........................        2,381,809         2,078,575         6,513,556         6,462,220
                                                     ------------      ------------      ------------      ------------
   Net increase in net assets
      resulting from operations ................        3,035,266         2,546,289         7,974,198         7,040,671
                                                     ------------      ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................................         (293,590)         (423,817)               --           (86,465)
      Class A ..................................             (539)             (143)               --               (97)
      Class B ..................................              (24)             (405)               --                --
      Class C ..................................              (68)              (34)               --                --
                                                     ------------      ------------      ------------      ------------
                                                         (294,221)         (424,399)               --           (86,562)
                                                     ------------      ------------      ------------      ------------
   Net realized gain on investment transactions
      Class AAA ................................               --                --          (661,777)         (118,037)
      Class A ..................................               --                --              (389)              (82)
      Class B ..................................               --                --            (5,992)              (17)
      Class C ..................................               --                --            (1,697)             (257)
                                                     ------------      ------------      ------------      ------------
                                                               --                --          (669,855)         (118,393)
                                                     ------------      ------------      ------------      ------------
   Total distributions to shareholders .........         (294,221)         (424,399)         (669,855)         (204,955)
                                                     ------------      ------------      ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................................        3,972,884        11,175,605        33,653,965        40,071,725
      Class A ..................................           28,903           100,769             1,118            28,170
      Class B ..................................               --            35,053             8,286           546,036
      Class C ..................................               --            11,314           253,675            88,426
                                                     ------------      ------------      ------------      ------------
                                                        4,001,787        11,322,741        33,917,044        40,734,357
                                                     ------------      ------------      ------------      ------------
   Proceeds from reinvestment of dividends
      Class AAA ................................          270,106           381,961           577,769           186,652
      Class A ..................................              538               140               387               178
      Class B ..................................               21               403             5,990                16
      Class C ..................................               66                31             1,696               256
                                                     ------------      ------------      ------------      ------------
                                                          270,731           382,535           585,842           187,102
                                                     ------------      ------------      ------------      ------------
   Cost of shares redeemed
      Class AAA ................................       (2,687,789)       (8,875,621)      (29,264,282)      (27,082,367)
      Class A ..................................          (38,795)          (96,437)               --                --
      Class B ..................................               --           (43,582)         (117,968)          (49,416)
      Class C ..................................               --            (7,289)           (9,851)          (60,346)
                                                     ------------      ------------      ------------      ------------
                                                       (2,726,584)       (9,022,929)      (29,392,101)      (27,192,129)
                                                     ------------      ------------      ------------      ------------
   Net increase in net assets from
      shares of beneficial interest transactions        1,545,934         2,682,347         5,110,785        13,729,330
                                                     ------------      ------------      ------------      ------------
   Net increase in net assets ..................        4,286,979         4,804,237        12,415,128        20,565,046
NET ASSETS:
   Beginning of period .........................       13,939,245         9,135,008        51,732,440        31,167,394
                                                     ------------      ------------      ------------      ------------
   End of period ...............................     $ 18,226,224      $ 13,939,245      $ 64,147,568      $ 51,732,440
                                                     ============      ============      ============      ============
   Undistributed net investment income .........     $     61,819                --                --                --
                                                     ============      ============      ============      ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale or closing price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determine such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

For the year ended September 30, 2003, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts, net operating losses and nondeductible organizational costs.

                           ACCUMULATED UNDISTRIBUTED      ACCUMULATED REALIZED
                         NET INVESTMENT INCOME (LOSS) GAIN (LOSS) ON INVESTMENTS
                         ---------------------------- --------------------------
   Equity Fund ...............           --                    $   (461)
   Balanced Fund .............     $  8,253                          --
   Intermediate Bond Fund ....         (566)                        566
   SmallCap Equity Fund ......      167,046                         532
   Realty Fund ...............          207                          --
   Mighty Mites Fund .........      146,445                    (140,675)

The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

                                                                       INTERMEDIATE     SMALLCAP                  MIGHTY
                                                EQUITY      BALANCED       BOND          EQUITY       REALTY      MITES SM
                                                 FUND         FUND         FUND           FUND         FUND        FUND
                                                ------      --------   ------------     --------      ------      --------
Distributions paid from:
Ordinary income
   (inclusive of short term capital gains) .. $2,621,205   $3,340,532    $392,988           --       $424,399     $101,542
Net long term capital gains .................         --           --          --           --             --      103,413
                                              ----------   ----------    --------         ----       --------     --------
Total distributions paid .................... $2,621,205   $3,340,532    $392,988           --       $424,399     $204,955
                                              ==========   ==========    ========         ====       ========     ========

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

As  of  September  30,  2003,  the  components  of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                                                        INTERMEDIATE      SMALLCAP                         MIGHTY
                                           EQUITY        BALANCED           BOND           EQUITY         REALTY          MITES SM
                                            FUND           FUND             FUND            FUND           FUND             FUND
                                           ------        --------       ------------      --------         ------         --------
Undistributed ordinary income ........  $  1,744,460              --    $      2,046               --              --   $    196,000
Currently distributable long-term
  capital gain .......................            --              --              --               --              --        246,373
Capital loss carryforward ............   (27,349,500)   $ (4,979,695)             --     $(13,690,665)   $   (202,901)            --
Unrealized appreciation/(depreciation)     6,822,662       7,607,561         460,773        1,286,561       1,994,021      5,560,670
                                        ------------    ------------    ------------     ------------    ------------   ------------
Total accumulated income/(loss) ......  $(18,782,378)   $  2,627,866    $    462,819     $(12,404,104)   $  1,791,120   $  6,003,043
                                        ============    ============    ============     ============    ============   ============

The difference between book and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax basis deferral of losses on wash sales.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2004. For the six months ended March 31, 2004, the Adviser was entitled to fees of $1,096,162, $81,371, $76,870, $306,025, $576,771 and $34,249 for the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the six months ended March 31, 2004, the Adviser waived fees or reimbursed expenses in the amounts of $56,242, $27,688, $41,238 and $43,293 for the SmallCap Equity, Realty, Mighty Mites and Intermediate Bond Funds, respectively.

The Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50% and 1.50%, respectively and for Class A of 1.10%, 1.75%, 1.75% and 1.75%, respectively, and for Class B and C of 1.75%, 2.25%, 2.25% and 2.25%, respectively of average daily net assets, the annual limitation under the plan. As of March 31, 2004 the cumulative unreimbursed amounts which may be recovered by the Adviser are $182,730, $177,822, $145,623 and $178,938 for the Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 2004, the Adviser paid to the Sub-Adviser fees of $320,532, $23,794, $22,478, $224,874 and $16,692 for the
Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively.

4. DISTRIBUTION PLANS. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. The Class AAA Share Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Class AAA shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly.

Under the Class A, B and C Share Plans, payments are authorized to Gabelli & Company in connection with the distribution and service of its Class A, B and C Shares at annual rates of 0.50% (for the Intermediate Bond Fund at an annual rate of 0.35%), 1.00% and 1.00%, respectively, of the average daily net assets of those Classes each fiscal year. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2004, other than short term securities, are as follows:

                                        PURCHASES        SALES        PURCHASES       SALES
                                     (EXCLUDING U.S. (EXCLUDING U.S.   OF U.S.        OF U.S.
                                       GOVERNMENT)     GOVERNMENT)   GOVERNMENT    GOVERNMENT
                                       SECURITIES      SECURITIES    SECURITIES    SECURITIES
                                      -------------- --------------- ----------    ----------
        Equity Fund .................  $50,444,921    $87,655,132            --            --
        Balanced Fund ...............   20,986,141     36,728,788    $4,728,784    $8,743,361
        Intermediate Bond Fund ......    1,153,455        513,241       153,057     2,758,002
        SmallCap Equity Fund ........   15,455,889     19,050,781            --            --
        Realty Fund .................    2,860,365      1,433,453            --            --
        Mighty Mites Fund ...........   22,489,748      4,961,505            --            --

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2004, the Mighty Mites Fund paid brokerage commissions of $30,017 to Gabelli & Company.

Gabelli & Company has informed the Trust that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund shares in the amount of $639.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between each Fund and Gabelli Advisers, Inc. (the "Adviser"). During the six months ended March 31, 2004, the Gabelli Westwood Equity Fund, Gabelli Westwood Balanced Fund and Gabelli Westwood Mighty Mites Fund reimbursed the Adviser $17,400 each in connection with the cost of computing such Fund's net asset value.

7. FEDERAL INCOME TAX INFORMATION. The Equity Fund has capital loss carryforwards for Federal income tax purposes of $5,455,742 and $21,893,758 available through September 2010 and 2011, respectively. The Balanced Fund has capital loss carryforwards for Federal income tax purposes of $1,323,084 and $3,656,611 available through September 2010 and 2011, respectively. The Intermediate Bond Fund utilized capital loss carryforwards of $355,159 during the fiscal year 2003. The SmallCap Equity Fund has capital loss carryforwards for Federal income tax purposes of $8,845,179 and $4,845,486 available through September 2010 and 2011, respectively. The Realty Fund has capital loss carryforwards for Federal income tax purposes of $3,953, $185,550 and $13,398 available through September 2007, 2008 and 2011, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2003 the Funds elected to defer capital losses as follows:

                                                  DEFERRED LOSS
                                                  -------------
                  Equity Fund ................... $13,674,745
                  Balanced Fund .................   3,197,287
                  Intermediate Bond Fund ........          --
                  SmallCap Equity Fund ..........     367,452
                  Realty Fund ...................          --
                  Mighty Mites Fund .............          --


8. CONTINGENCY. On October 7, 2003, the Funds' Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser responded to the subpoena. The Funds do not believe that this matter will have a material adverse effect on the Funds' financial position or results of the operations.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


9. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                           EQUITY FUND                    BALANCED FUND                 INTERMEDIATE BOND FUND
                                 ----------------------------      ----------------------------      ----------------------------
                               SIX MONTHS ENDED   YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                MARCH 31, 2004   SEPTEMBER 30,    MARCH 31, 2004   SEPTEMBER 30,   MARCH 31, 2004    SEPTEMBER 30,
                                 (UNAUDITED)         2003          (UNAUDITED)         2003          (UNAUDITED)         2003
                                 -----------      -----------      -----------      -----------      -----------      -----------
CLASS AAA
Shares sold ................       2,958,398        6,208,684        1,353,021        3,823,778          127,876        3,647,441
Shares issued upon
  reinvestment of dividends          274,221          302,329          132,839          293,563           11,903           29,158
Shares redeemed ............      (7,584,947)     (11,724,255)      (3,393,969)      (5,264,486)        (301,931)      (3,941,459)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
       Class AAA shares ....      (4,352,328)      (5,213,242)      (1,908,109)      (1,147,145)        (162,152)        (264,860)
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS A
Shares sold ................          50,862          186,265            6,768           91,710              121           15,245
Shares issued upon
  reinvestment of dividends            3,690            1,914            3,795            7,686              117              200
Shares redeemed ............         (64,938)         (80,023)         (34,384)        (214,898)          (4,300)          (8,177)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
    Class A shares .........         (10,386)         108,156          (23,821)        (115,502)          (4,062)           7,268
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS B
Shares sold ................             661            6,566            2,421            8,962            2,247           75,176
Shares issued upon
   reinvestment of dividends              46               37              125              187              181              392
Shares redeemed ............          (1,840)          (4,803)            (445)          (3,310)          (8,882)         (51,400)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
   Class B shares ..........          (1,133)           1,800            2,101            5,839           (6,454)          24,168
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS C
Shares sold ................           1,132          113,403           76,572           69,360               --          118,109
Shares issued upon
   reinvestment of dividends              --              368              329              271               43              164
Shares redeemed ............            (878)        (102,101)         (51,093)         (55,678)              --         (118,596)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
    Class C shares .........             254           11,670           25,808           13,953               43             (323)
                                 ===========      ===========      ===========      ===========      ===========      ===========

                                     SMALLCAP EQUITY FUND                  REALTY FUND                    MIGHTY MITES SM FUND
                                 ----------------------------      ----------------------------      ----------------------------
CLASS AAA
Shares sold ................         752,381        2,500,124          303,700        1,060,132        2,303,109        3,248,232
Shares issued upon
   reinvestment of dividends              --               --           20,730           36,193           41,005           16,344
Shares redeemed ............      (1,083,281)      (2,741,991)        (210,288)        (832,671)      (2,000,001)      (2,213,063)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
    Class AAA shares .......        (330,900)        (241,867)         114,142          263,654          344,113        1,051,513
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS A
Shares sold ................              --            4,227            2,320            9,846               76            2,344
Shares issued upon
   reinvestment of dividends              --               --               42               12               28               15
Shares redeemed ............              --               --           (2,829)          (9,323)              --               --
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
     Class A shares ........              --            4,227             (467)             535              104            2,359
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS B
Shares sold ................              28            3,889               --            3,525              583           42,229
Shares issued upon
  reinvestment of dividends               --               --                2               40              430                1
Shares redeemed ............          (2,926)              --               --           (4,384)          (8,000)          (3,737)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
   Class B shares ..........          (2,898)           3,889                2             (819)          (6,987)          38,493
                                 ===========      ===========      ===========      ===========      ===========      ===========
CLASS C
Shares sold ................              --           13,643               --            1,076           17,470            7,086
Shares issued upon
   reinvestment of dividends              --               --                5                3              122               23
Shares redeemed ............            (149)              --               --             (742)            (714)          (5,007)
                                 -----------      -----------      -----------      -----------      -----------      -----------
  Net increase (decrease) in
     Class C shares ........            (149)          13,643                5              337           16,878            2,102
                                 ===========      ===========      ===========      ===========      ===========      ===========

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   --------------------------------------
                                                 NET
                                              REALIZED
                  NET ASSET     NET              AND          TOTAL                     NET                          NET
                    VALUE,   INVESTMENT    UNREALIZED GAIN    FROM           NET      REALIZED                   ASSET VALUE,
 PERIOD ENDED    BEGINNING     INCOME         (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON       TOTAL          END OF
 SEPTEMBER 30    OF PERIOD   (LOSS)(C)       INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -------------  ------------
EQUITY FUND
CLASS AAA
2004 (a)          $ 7.99     $ 0.05            $ 1.05         $ 1.10       $(0.11)         --         $(0.11)       $ 8.98
2003                7.02       0.09              0.96           1.05        (0.08)         --          (0.08)         7.99
2002                8.32       0.07             (1.32)         (1.25)       (0.05)         --          (0.05)         7.02
2001               11.12       0.04             (1.52)         (1.48)       (0.01)     $(1.31)         (1.32)         8.32
2000               10.46      (0.00)(d)          1.86           1.86        (0.02)      (1.18)         (1.20)        11.12
1999                8.99       0.04              1.72           1.76        (0.06)      (0.23)         (0.29)        10.46

CLASS A
2004 (a)          $ 7.97     $ 0.04            $ 1.03         $ 1.07       $(0.09)         --         $(0.09)       $ 8.95
2003                6.99       0.07              0.97           1.04        (0.06)         --          (0.06)         7.97
2002                8.29       0.05             (1.32)         (1.27)       (0.03)         --          (0.03)         6.99
2001               11.10       0.02             (1.52)         (1.50)          --      $(1.31)         (1.31)         8.29
2000               10.46      (0.03)             1.85           1.82          --        (1.18)         (1.18)        11.10
1999                8.97       0.02              1.73           1.75        (0.03)      (0.23)         (0.26)        10.46

CLASS B
2004 (a)          $ 7.92     $ 0.02            $ 1.03         $ 1.05       $(0.07)         --         $(0.07)       $ 8.90
2003                6.97       0.04              0.95           0.99        (0.04)         --          (0.04)         7.92
2002                8.29       0.02             (1.32)         (1.30)       (0.02)         --          (0.02)         6.97
2001 (e)            9.65      (0.01)            (1.35)         (1.36)          --          --             --          8.29

CLASS C
2004 (a)          $ 7.89     $ 0.02            $ 1.02         $ 1.04           --          --             --        $ 8.93
2003                6.98       0.04              0.96           1.00       $(0.09)         --         $(0.09)         7.89
2002                8.28       0.01             (1.31)         (1.30)          --          --             --          6.98
2001 (f)           10.25      (0.01)            (1.96)         (1.97)          --          --             --          8.28

                                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------

                                                 NET
                              NET ASSETS,    INVESTMENT          EXPENSES
                                END OF      INCOME (LOSS)      NET OF WAIVERS      PORTFOLIO
 PERIOD ENDED      TOTAL        PERIOD       TO AVERAGE         TO AVERAGE          TURNOVER
 SEPTEMBER 30     RETURN+     (IN 000'S)     NET ASSETS        NET ASSETS(B)          RATE
 ------------     -------     -----------   -------------      --------------      ----------
EQUITY FUND
CLASS AAA
2004 (a)            13.8%      $209,871        1.23%(g)            1.52%(g)            23%
2003                15.1        221,635        1.19                1.48                50
2002               (15.1)       231,197        0.84                1.46                84
2001               (14.9)       265,855        0.45                1.43                87
2000                19.3        204,094       (0.00)               1.48                91
1999                19.8        155,036        0.38                1.49                67

CLASS A
2004 (a)            13.5%      $  3,191        0.98%(g)            1.77%(g)            23%
2003                15.0          2,923        0.94                1.73                50
2002               (15.4)         1,808        0.59                1.71                84
2001               (15.1)         2,096        0.20                1.68                87
2000                19.0          2,133       (0.25)               1.73                91
1999                19.5          2,222        0.13                1.74                67

CLASS B
2004 (a)            13.3%      $     74        0.48%(g)            2.27%(g)            23%
2003                14.3             74        0.44                2.23                50
2002               (15.7)            53        0.09                2.21                84
2001 (e)           (14.1)            27       (0.30)(g)            2.18(g)             87

CLASS C
2004 (a)            13.2%      $    148        0.48%(g)            2.27%(g)            23%
2003                14.4            129        0.44                2.23                50
2002               (15.7)            33        0.09                2.21                84
2001 (f)           (19.2)             4       (0.30)(g)            2.18(g)             87

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.51% (Class AAA), 1.76% (Class A) and 2.26% (Class B and Class C) for the period ended March 31, 2004, 1.47% (Class AAA), 1.72% (Class A) and 2.22% (Class B and C) for the period ended September 30, 2003, 1.43% (Class AAA), 1.68% (Class A) and 2.18% (Class B and Class C) for 2002, 1.42% (Class AAA), 1.67% (Class A) and 2.17% (Class B and Class C) for 2001, 1.47% (Class AAA) and 1.72% (Class A) for 2000 and 1.44% (Class AAA) and 1.69% (Class A) for 1999.
(c) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002, 2003 and 2004.
(d)  Amount represents less than $0.005 per share.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(g)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   --------------------------------------
                                                 NET
                                              REALIZED
                  NET ASSET     NET              AND          TOTAL                     NET                          NET
                    VALUE,   INVESTMENT    UNREALIZED GAIN    FROM           NET      REALIZED                   ASSET VALUE,
 PERIOD ENDED    BEGINNING     INCOME         (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON       TOTAL          END OF
 SEPTEMBER 30    OF PERIOD   (LOSS)(C)       INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -------------  ------------
BALANCED FUND
CLASS AAA
2004 (a)           $10.51      $0.12           $ 0.78         $ 0.90       $(0.12)          --       $(0.12)        $11.29
2003                 9.65       0.21             0.87           1.08        (0.22)          --        (0.22)         10.51
2002                10.40       0.24            (0.75)         (0.51)       (0.24)          --(d)     (0.24)          9.65
2001                12.40       0.26            (0.90)         (0.64)       (0.26)      $(1.10)       (1.36)         10.40
2000                11.98       0.27             1.23           1.50        (0.27)       (0.81)       (1.08)         12.40
1999                10.98       0.25             1.12           1.37        (0.25)       (0.12)       (0.37)         11.98

CLASS A
2004 (a)           $10.48      $0.11           $ 0.78         $ 0.89       $(0.11)          --       $(0.11)        $11.26
2003                 9.62       0.19             0.86           1.05        (0.19)          --        (0.19)         10.48
2002                10.37       0.21            (0.75)         (0.54)       (0.21)          --(d)     (0.21)          9.62
2001                12.36       0.23            (0.89)         (0.66)       (0.23)      $(1.10)       (1.33)         10.37
2000                11.95       0.24             1.22           1.46        (0.24)       (0.81)       (1.05)         12.36
1999                10.96       0.22             1.11           1.33        (0.22)       (0.12)       (0.34)         11.95

CLASS B
2004 (a)           $10.48      $0.08           $ 0.77         $ 0.85       $(0.08)          --       $(0.08)        $11.25
2003                 9.63       0.14             0.86           1.00        (0.15)          --        (0.15)         10.48
2002                10.40       0.17            (0.77)         (0.60)       (0.17)          --(d)     (0.17)          9.63
2001 (e)            11.35       0.08            (0.95)         (0.87)       (0.08)          --        (0.08)         10.40

CLASS C
2004 (a)           $10.49      $0.08           $ 0.78         $ 0.86       $(0.08)          --       $(0.08)        $11.27
2003                 9.62       0.14             0.87           1.01        (0.14)          --        (0.14)         10.49
2002                10.40       0.19            (0.79)         (0.60)       (0.18)          --(d)     (0.18)          9.62
2001 (f)            10.17       0.00(d)          0.23(h)        0.23           --           --           --          10.40

                                         RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                         ---------------------------------------------------

                                               NET
                            NET ASSETS,    INVESTMENT          EXPENSES
                              END OF      INCOME (LOSS)      NET OF WAIVERS      PORTFOLIO
 PERIOD ENDED    TOTAL        PERIOD       TO AVERAGE         TO AVERAGE          TURNOVER
 SEPTEMBER 30   RETURN+     (IN 000'S)     NET ASSETS        NET ASSETS(B)          RATE
 ------------   -------     -----------   -------------      --------------      ----------
BALANCED FUND
CLASS AAA
2004 (a)          8.6%        $142,190       2.17%(g)           1.23%(g)             18%
2003             11.2          152,409       2.10               1.23                 56
2002             (5.1)         150,915       2.25               1.22                 78
2001             (5.8)         154,179       2.23               1.17                 81
2000             13.4          139,350       2.21               1.19                 65
1999             12.6          160,352       2.06               1.20                 86

CLASS A
2004 (a)          8.5%        $  5,179       1.92%(g)           1.48%(g)             18%
2003             11.0            5,070       1.85               1.48                 56
2002             (5.4)           5,761       2.00               1.47                 78
2001             (6.0)           6,472       1.98               1.42                 81
2000             13.1            7,720       1.96               1.44                 65
1999             12.2            9,374       1.81               1.45                 86

CLASS B
2004 (a)          8.2%        $    221       1.42%(g)           1.98%(g)             18%
2003             10.4              184       1.35               1.98                 56
2002             (5.9)             113       1.50               1.97                 78
2001 (e)         (7.7)               2       1.48(g)            1.92(g)              81

CLASS C
2004 (a)          8.2%        $    780       1.42%(g)           1.98%(g)             18%
2003             10.5              456       1.35               1.98                 56
2002             (5.9)             284       1.50               1.97                 78
2001 (f)          2.3                7       1.48(g)            1.92(g)              81

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.21% (Class AAA), 1.46% (Class A) and 1.96% (Class B and Class C) for the period ended March 31, 2004, 1.20% (Class AAA), 1.45% (Class A) and 1.95% (Class B andC) for the period ended September 30, 2003, 1.17% (Class AAA), 1.42% (Class A) and 1.92% (Class B and Class C) for 2002, 1.15% (Class AAA), 1.40% (Class A) and 1.90% (Class B and Class C) for 2001, 1.17% (Class AAA) and 1.42% (Class A) for 2000 and 1.15% (Class AAA) and 1.40% (Class A) for 1999.
(c) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002, 2003 and 2004.
(d) Amount represents less than $.005 per share.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(g) Annualized.
(h) In prior reports, Net Realized and Unrealized Gain (Loss) on Investments was incorrectly calculated as $(0.29) per share.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   --------------------------------------
                                                 NET
                                              REALIZED
                  NET ASSET     NET              AND          TOTAL                     NET                          NET
                    VALUE,   INVESTMENT    UNREALIZED GAIN    FROM           NET      REALIZED                   ASSET VALUE,
 PERIOD ENDED    BEGINNING     INCOME         (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON       TOTAL          END OF
 SEPTEMBER 30    OF PERIOD   (LOSS)(D)       INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -------------  ------------
INTERMEDIATE BOND FUND
CLASS AAA
2004 (a)          $11.31       $0.17           $ 0.05         $ 0.22       $(0.17)     $(0.01)       $(0.18)        $11.35
2003               11.30        0.31            (0.00)          0.31        (0.30)         --         (0.30)         11.31
2002               10.82        0.45             0.48           0.93        (0.45)         --         (0.45)         11.30
2001               10.08        0.51             0.74           1.25        (0.51)         --         (0.51)         10.82
2000                9.99        0.51             0.09           0.60        (0.51)         --         (0.51)         10.08
1999               10.74        0.50            (0.75)         (0.25)       (0.50)         --         (0.50)          9.99

CLASS A
2004 (a)          $11.31       $0.16           $ 0.05         $ 0.21       $(0.16)     $(0.01)       $(0.17)        $11.35
2003               11.30        0.30             0.01           0.31        (0.30)         --         (0.30)         11.31
2002               10.82        0.44             0.48           0.92        (0.44)         --         (0.44)         11.30
2001 (f)           10.55        0.09             0.27           0.36        (0.09)         --         (0.09)         10.82

CLASS B
2004 (a)          $11.30       $0.13           $ 0.06         $ 0.19       $(0.13)     $(0.01)       $(0.14)        $11.35
2003               11.29        0.23            (0.00)          0.23        (0.22)         --         (0.22)         11.30
2002               10.82        0.37             0.47           0.84        (0.37)         --         (0.37)         11.29
2001 (e)           10.53        0.22             0.29           0.51        (0.22)         --         (0.22)         10.82

CLASS C (h)
2004 (a)          $11.30       $0.13           $ 0.06         $ 0.19       $(0.13)     $(0.01)       $(0.14)        $11.35
2003               11.29        0.22             0.01           0.23        (0.22)         --         (0.22)         11.30
2002 (i)           10.84        0.35             0.45           0.80        (0.35)         --         (0.35)         11.29

                                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------

                                                 NET        EXPENSES    EXPENSES
                              NET ASSETS,    INVESTMENT      NET OF       BEFORE
                                END OF      INCOME (LOSS)   WAIVERS/    WAIVERS/    PORTFOLIO
 PERIOD ENDED      TOTAL        PERIOD       TO AVERAGE    REIMBURSE-   REIMBURSE-  TURNOVER
 SEPTEMBER 30     RETURN+     (IN 000'S)     NET ASSETS     MENTS(B)     MENTS(C)     RATE
 ------------    --------     -----------   -------------  ----------   ----------  ----------
INTERMEDIATE BOND FUND
CLASS AAA
2004 (a)            2.0%        $10,384        2.98%(g)     1.01%(g)      1.77%(g)      12%
2003                2.8          12,174        2.70         1.06          1.57          73
2002                8.9          15,157        4.06         1.05          1.69          46
2001               12.7           8,140        4.90         1.07          2.02          77
2000                6.4           6,451        5.16         1.06          1.94          67
1999               (2.4)          6,214        4.82         1.05          1.63         108

CLASS A
2004 (a)            1.9%        $    93        2.88%(g)     1.11%(g)      1.87%(g)      12%
2003                2.8             138        2.60         1.16          1.67          73
2002                8.8              56        3.96         1.15          1.79          46
2001 (f)            3.4              93        4.80(g)      1.17(g)       2.12(g)       77

CLASS B
2004 (a)            1.7%        $   431        2.23%(g)     1.76%(g)      2.52%(g)      12%
2003                2.1             502        1.95         1.81          2.32          73
2002                8.0             229        3.31         1.80          2.44          46
2001 (e)            4.9              23        4.15(g)      1.82(g)       2.77(g)       77

CLASS C (h)
2004 (a)            1.7%        $    47        2.23%(g)     1.76%(g)      2.52%(g)      12%
2003                2.1              46        1.95         1.81          2.32          73
2002 (i)            7.6              50        3.31(g)      1.80(g)       2.44(g)       46

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund Class A, Intermediate Bond Fund Class B and Intermediate Bond Fund Class C, would be 1.00%, 1.10 %, 1.75% and 1.75%, respectively, for each period.
(c) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Per share amounts have been calculated using the monthly average shares method for fiscal 2001, 2002, 2003 and 2004.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From July 26, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(g) Annualized.
(h) Class C Shares were outstanding for the periods December 15, 2000 through December 18, 2000, March 21, 2001 through March 26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights are not presented for Class C Shares for the fiscal year 2001 as the information is not considered meaningful.
(i) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   ----------------------------------------------------
                                                 NET
                                              REALIZED                                             IN EXCESS
                  NET ASSET     NET              AND          TOTAL                     NET         OF NET
                    VALUE,   INVESTMENT    UNREALIZED GAIN    FROM           NET      REALIZED     REALIZED
 PERIOD ENDED    BEGINNING     INCOME         (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON     GAIN ON         TOTAL
 SEPTEMBER 30    OF PERIOD   (LOSS)(D)       INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  INVESTMENTS   DISTRIBUTIONS
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -----------   -------------
SMALLCAP EQUITY FUND
CLASS AAA
2004 (a)          $ 8.18       $(0.06)          $ 0.58        $ 0.52             --         --             --             --
2003                7.49        (0.08)            0.77          0.69             --         --             --             --
2002                8.86        (0.09)           (1.28)        (1.37)            --         --             --             --
2001               22.10        (0.16)           (8.12)        (8.28)            --     $(4.53)        $(0.43)(f)     $(4.96)
2000               17.77        (0.27)            5.39          5.12             --      (0.79)            --          (0.79)
1999               11.18        (0.12)            6.71          6.59             --         --             --             --

CLASS A
2004 (a)          $ 8.18       $(0.07)          $ 0.59        $ 0.52             --         --             --             --
2003                7.51        (0.10)            0.77          0.67             --         --             --             --
2002 (h)            9.91        (0.09)           (2.31)        (2.40)            --         --             --             --

CLASS B
2004 (a)          $ 8.03       $(0.09)          $ 0.58        $ 0.49             --         --             --             --
2003                7.41        (0.13)            0.75          0.62             --         --             --             --
2002                8.83        (0.16)           (1.26)        (1.42)            --         --             --             --
2001 (e)           10.41        (0.10)           (1.48)        (1.58)            --         --             --             --

CLASS C
2004 (a)          $ 8.15       $(0.09)          $ 0.58        $ 0.49             --         --             --             --
2003                7.47        (0.10)            0.78          0.68             --         --             --             --
2002 (h)            9.91        (0.11)           (2.33)        (2.44)            --         --             --             --

                                                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                          ---------------------------------------------------

                                                                NET        EXPENSES    EXPENSES
                       NET                   NET ASSETS,    INVESTMENT      NET OF       BEFORE
                   ASSET VALUE,                END OF      INCOME (LOSS)   WAIVERS/    WAIVERS/    PORTFOLIO
 PERIOD ENDED         END OF      TOTAL        PERIOD       TO AVERAGE    REIMBURSE-   REIMBURSE-  TURNOVER
 SEPTEMBER 30         PERIOD     RETURN+     (IN 000'S)     NET ASSETS     MENTS(B)     MENTS(C)     RATE
 ------------      ------------  -------     -----------   -------------  ----------   ----------  ----------
SMALLCAP EQUITY FUND
CLASS AAA
2004 (a)           $ 8.70          6.4%         $13,849       (1.32)%(g)   1.52%(g)    2.21%(g)      100%
2003                 8.18          9.2           15,721       (1.03)       1.53        1.99          329
2002                 7.49        (15.5)          16,212       (0.98)       1.56        1.76          202
2001                 8.86        (43.2)          21,768       (1.27)       1.59        1.74          184
2000                22.10         29.4           34,911       (1.39)       1.58        1.63          218
1999                17.77         58.9           20,361       (0.88)       1.62        1.72          178

CLASS A
2004 (a)           $ 8.70          6.4%         $   118       (1.57)%(g)   1.77%(g)    2.46%(g)      100%
2003                 8.18          8.9              112       (1.28)       1.78        2.24          329
2002 (h)             7.51        (24.2)              71       (1.23)(g)    1.80(g)     2.01(g)       202

CLASS B
2004 (a)           $ 8.52          6.1%         $    44       (2.07)%(g)   2.27%(g)    2.96%(g)      100%
2003                 8.03          8.4               65       (1.78)       2.28        2.74          329
2002                 7.41        (16.1)              31       (1.73)       2.30        2.51          202
2001 (e)             8.83        (15.2)              31       (2.02)(g)    2.34(g)     2.49(g)       184

CLASS C
2004 (a)           $ 8.64          6.0%         $   117       (2.07)%(g)   2.27%(g)    2.96%(g)      100%
2003                 8.15          9.1              111       (1.78)       2.28        2.74          329
2002 (h)             7.47        (24.6)              --       (1.73)(g)    2.30(g)     2.51(g)       202

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the SmallCap Equity Fund Class AAA, SmallCap Equity Fund Class A, SmallCap Equity Fund Class B, and SmallCap Equity Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(c) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Per share amounts have been calculated using the monthly average shares method for fiscal 2001, 2002, 2003 and 2004.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) Return of Capital.
(g) Annualized.
(h) From November 26, 2001 to September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   --------------------------------------
                                                 NET
                                              REALIZED
                  NET ASSET                      AND          TOTAL                     NET                          NET
                    VALUE,       NET       UNREALIZED GAIN    FROM           NET      REALIZED                   ASSET VALUE,
 PERIOD ENDED    BEGINNING   INVESTMENT       (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON       TOTAL          END OF
 SEPTEMBER 30    OF PERIOD    INCOME(E)      INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -------------  ------------
REALTY FUND
CLASS AAA
2004 (a)          $11.87        $0.30          $2.23          $ 2.53       $(0.25)          --       $(0.25)         $14.15
2003               10.03         0.38           1.85            2.23        (0.39)          --        (0.39)          11.87
2002                9.76         0.43           0.31            0.74        (0.47)          --        (0.47)          10.03
2001                9.10         0.40           0.62            1.02        (0.36)          --        (0.36)           9.76
2000                7.61         0.38           1.46            1.84        (0.35)          --        (0.35)           9.10
1999                8.43         0.22          (0.81)          (0.59)       (0.23)          --        (0.23)           7.61

CLASS A
2004 (a)          $12.00        $0.28          $2.25          $ 2.53       $(0.17)          --       $(0.17)         $14.36
2003               10.04         0.38           1.85            2.23        (0.27)          --        (0.27)          12.00
2002                9.76         0.41           0.30            0.71        (0.43)          --        (0.43)          10.04
2001 (f)            9.24         0.02           0.70            0.72        (0.20)          --        (0.20)           9.76

CLASS B
2004 (a)          $12.04        $0.25          $2.28          $ 2.53       $(0.20)          --       $(0.20)         $14.37
2003               10.07         0.27           1.91            2.18        (0.21)          --        (0.21)          12.04
2002 (g)            9.90         0.36           0.22            0.58        (0.41)          --        (0.41)          10.07

CLASS C
2004 (a)          $12.32        $0.24          $2.35          $ 2.59       $(0.20)          --       $(0.20)         $14.71
2003               10.26         0.32           1.99            2.31        (0.25)          --        (0.25)          12.32
2002 (g)            9.90         0.09           0.49            0.58        (0.22)          --        (0.22)          10.26

                                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                          ---------------------------------------------------

                                                NET        EXPENSES    EXPENSES
                             NET ASSETS,    INVESTMENT      NET OF       BEFORE
                               END OF      INCOME (LOSS)   WAIVERS/    WAIVERS/    PORTFOLIO
 PERIOD ENDED     TOTAL        PERIOD       TO AVERAGE    REIMBURSE-   REIMBURSE-  TURNOVER
 SEPTEMBER 30    RETURN+     (IN 000'S)     NET ASSETS     MENTS(B)     MENTS(C)     RATE
 ------------    -------     -----------   -------------  ----------   ----------  ----------
REALTY FUND
CLASS AAA
2004 (a)           21.5%       $18,213         4.63%(d)     1.55%(d)      1.91%(d)     10%
2003               22.8         13,923         3.70         1.56          2.05         33
2002                7.5          9,122         4.42         1.59          2.61         47
2001               11.4          3,526         4.27         1.64          4.51         64
2000               24.9          2,845         4.52         1.73          4.14         74
1999               (5.7)         1,784         4.32         1.60          3.68         55

CLASS A
2004 (a)           21.3%       $     6         4.38%(d)     1.80%(d)      2.16%(d)     10%
2003               22.6             10         3.45         1.81          2.30         33
2002                7.2              3         4.17         1.84          2.86         47
2001 (f)            7.8              3         4.02(d)      1.90(d)       4.77(d)      64

CLASS B
2004 (a)           21.2%       $     2         3.88%(d)     2.30%(d)      2.66%(d)     10%
2003               22.0              2         2.95         2.31          2.80         33
2002 (g)            5.8             10         3.67(d)      2.34(d)       3.36(d)      47

CLASS C
2004 (a)           21.1%       $     5         3.88%(d)     2.30%(d)      2.66%(d)     10%
2003               22.8              4         2.95         2.31          2.80         33
2002 (g)            5.8            0.1         3.67(d)      2.34(d)       3.36(d)      47

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund Class AAA, Realty Fund Class A, Realty Fund Class B and Realty Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(c) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Annualized.
(e) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2001, 2002, 2003 and 2004.
(f) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(g) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   --------------------------------------
                                                 NET
                                              REALIZED
                  NET ASSET                      AND          TOTAL                     NET                          NET
                    VALUE,       NET       UNREALIZED GAIN    FROM           NET      REALIZED                   ASSET VALUE,
 PERIOD ENDED    BEGINNING   INVESTMENT       (LOSS) ON     INVESTMENT   INVESTMENT    GAIN ON       TOTAL          END OF
 SEPTEMBER 30    OF PERIOD    INCOME         INVESTMENTS    OPERATIONS     INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD
 ------------    ---------   ----------    ---------------  ----------   ----------  -----------  -------------  ------------
MIGHTY MITES SM FUND
CLASS AAA
2004 (a)          $13.42      $(0.02)          $ 2.00        $ 1.98           --      $(0.16)       $(0.16)        $15.24
2003               11.29       (0.03)            2.25          2.22       $(0.04)      (0.05)        (0.09)         13.42
2002               10.99        0.03             0.37          0.40        (0.10)         --         (0.10)         11.29
2001               14.00        0.12            (0.59)        (0.47)       (0.08)      (2.46)        (2.54)         10.99
2000               12.91        0.05             2.76          2.81        (0.10)      (1.62)        (1.72)         14.00
1999                9.70        0.10             3.20          3.30        (0.09)         --         (0.09)         12.91

CLASS A
2004 (a)          $13.46      $(0.04)          $ 2.01        $ 1.97           --      $(0.16)       $(0.16)        $15.27
2003               11.36       (0.05)            2.26          2.21       $(0.06)      (0.05)        (0.11)         13.46
2002 (j)           10.97       (0.01)            0.40          0.39           --          --            --          11.36
2001               14.00        0.09            (0.59)        (0.50)       (0.07)      (2.46)        (2.53)         10.97
2000 (e)           13.48        0.00(f)          0.52          0.52           --          --            --          14.00

CLASS B
2004 (a)          $13.30      $(0.08)          $ 1.99        $ 1.91           --      $(0.16)       $(0.16)        $15.05
2003               11.24       (0.11)            2.22          2.11           --       (0.05)        (0.05)         13.30
2002               10.96       (0.02)            0.34          0.32       $(0.04)         --         (0.04)         11.24
2001 (h)           11.92        0.00(f)         (0.96)        (0.96)          --          --            --          10.96
CLASS C
2004 (a)          $13.25      $(0.07)          $ 1.97        $ 1.90           --      $(0.16)       $(0.16)        $14.99
2003               11.19       (0.12)            2.23          2.11           --       (0.05)        (0.05)         13.25
2002               10.98       (0.06)            0.37          0.31       $(0.10)         --         (0.10)         11.19
2001 (i)           12.25        0.00(f)         (1.27)        (1.27)          --          --            --          10.98

                                           RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                           ---------------------------------------------------

                                                 NET        EXPENSES    EXPENSES
                              NET ASSETS,    INVESTMENT      NET OF       BEFORE
                                END OF      INCOME (LOSS)   WAIVERS/    WAIVERS/    PORTFOLIO
 PERIOD ENDED      TOTAL        PERIOD       TO AVERAGE    REIMBURSE-   REIMBURSE-  TURNOVER
 SEPTEMBER 30     RETURN+     (IN 000'S)     NET ASSETS     MENTS(B)     MENTS(C)     RATE
 ------------     -------     -----------   -------------  ----------   ----------  ----------
MIGHTY MITES SM FUND
CLASS AAA
2004 (a)           14.8%        $63,265       (0.30)%(d)     1.50%(d)     1.63%(d)      11%
2003               19.8          51,138       (0.21)         1.50         1.66          14
2002                3.6          31,103        0.27          1.50         1.78          18
2001               (2.8)         17,404        0.98          1.52         2.20          66
2000               23.0          15,165        0.38          1.50         2.01          66
1999               34.2          10,205        0.94          1.01         2.32          88
CLASS A
2004 (a)           14.7%        $    39       (0.55)%(d)     1.75%(d)     1.89%(d)      11%
2003               19.7              33       (0.46)         1.75         1.91          14
2002 (j)            3.6               1        0.02          1.75         2.03          18
2001               (3.1)             47        0.73          1.77         2.45          66
2000 (e)            3.9              49        0.13(d)       1.75(d)      2.26(d)       66
CLASS B
2004 (a)           14.4%        $   480       (1.05)%(d)     2.25%(d)     2.39%(d)      11%
2003               18.9             517       (0.96)         2.25         2.41          14
2002                2.9               4       (0.48)         2.25         2.53          18
2001 (h)           (8.1)              4        0.23(d)       2.27(d)      2.95(d)       66
CLASS C
2004 (a)           14.4%        $   364       (1.05)%(d)     2.25%(d)     2.39%(d)      11%
2003               19.0              99       (0.96)         2.25         2.41          14
2002                2.8              59       (0.48)         2.25         2.53          18
2001 (i)          (10.4)             19        0.23(d)       2.27(d)      2.95(d)       66

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) For the period ended March 31, 2004; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Mighty Mites Fund Class AAA, Mighty Mites Fund Class A, Mighty Mites Fund Class B, and Mighty Mites Fund Class C would be 1.50%, 1.75%, 2.25%, and 2.25%, respectively, for each period.
(c) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Annualized.
(e) Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(f) Amount represents less than $0.005 per share.
(g) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002, 2003 and 2004.
(h) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(i) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(j) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding. From October 1, 2001 through November 25, 2001, no Class A Shares were outstanding.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ---------------------------------------------------------------------------

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
                       =================================

                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees

Susan M. Byrne                               James P. Conn
CHAIRMAN AND CEO                             FORMER CHIEF INVESTMENT OFFICER
WESTWOOD HOLDINGS                            FINANCIAL SECURITY ASSURANCE
GROUP                                        HOLDINGS LTD.

Karl Otto Pohl                               Werner J. Roeder, MD
FORMER PRESIDENT                             VICE PRESIDENT/MEDICAL AFFAIRS
DEUTCHE BUNDESBANK                           LAWRENCE HOSPITAL CENTER

Anthony J. Colavita                          Salvatore J. Zizza
ATTORNEY-AT-LAW                              CHAIRMAN
ANTHONY J. COLAVITA, P.C.                    HALLMARK ELECTRICAL SUPPLIES CORP.



                                    Officers

Susan M. Byrne                               Bruce N. Alpert
PRESIDENT AND CHIEF                          VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

James E. McKee                               Patricia R. Fraze
SECRETARY                                    VICE PRESIDENT





                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                         Westwood Management Corporation

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GABWWQ104SR


                                       THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS





                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES SM FUND


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT FUND AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of four "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, Vincent D. Enright, John J. Parker and Anthonie C. van Ekris. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Trust, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Trust and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.

The shareholder recommendation and information described above must be sent to the Trust's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Trust's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Trust are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Trust and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Trust. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Trust's Nominating Committee has not adopted a charter. In the event that a charter is adopted in the future, it will be available at that time on the Trust's website (www.gabelli.com).

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Fund Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not yet effective.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Fund Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Westwood Funds

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                6/8/2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Fund Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer


Date                                6/8/2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.